UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.21

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 12, 2021

This report provides management’s discussion of fund performance for the AB Global Bond Fund for the semi-annual reporting period ended March 31, 2021.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2021 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	-0.53%	5.73%

Class C Shares	-0.79%	4.91%

Advisor Class Shares[1]	-0.41%	5.87%

Class R Shares[1]	-0.63%	5.23%

Class K Shares[1]	-0.48%	5.56%

Class I Shares[1]	-0.40%	5.83%

Class Z Shares[1]	-0.26%	6.01%

Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	-1.60%	1.50%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2021.

During the six-month period, all share classes of the Fund outperformed the benchmark, before sales charges. Security selection was the primary contributor to relative performance, from selections in emerging-market corporate bonds and US investment-grade corporate bonds, commercial mortgage-backed securities and eurozone treasuries that more than offset high-yield corporate bonds in the US and eurozone. Sector allocation also contributed, mostly from exposure to eurozone high-yield corporate bonds and an underweight to US Treasuries that offset a loss from emerging-market corporate bonds. Currency decisions were a minor contributor, as positioning in the euro and net Chinese renminbi outweighed a loss in the British pound. Country allocation (a result of bottom-up security analysis combined with fundamental research) and yield-curve positioning did not meaningfully impact performance.

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During the 12-month period, all share classes of the Fund outperformed the benchmark, before sales charges. Sector allocation was the primary contributor, mainly from an underweight to US Treasuries, exposure to eurozone high-yield corporate bonds, off-benchmark exposure to agency risk-sharing transactions and high-yield corporate bonds in the US that more than offset a loss from exposure to emerging-market corporate bonds. Security selection also contributed, from selections in US investment-grade corporate bonds, emerging-market corporate and sovereign bonds, as well as eurozone treasury and investment-grade corporate bonds that were slightly offset by US and eurozone high-yield corporate bonds. Country and yield-curve positioning were minor contributors. Currency decisions detracted, from a long position in the Chilean peso, and shorts in the British pound, New Zealand dollar and Australian dollar that outweighed gains from long positions in the euro, Russian ruble and Indonesian rupiah.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund utilized currency forwards and currency options, both written and purchased, to hedge foreign currency exposure and to take active currency risk. Credit default swaps were utilized to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed, with an elevated amount of volatility and dispersion between regions and credit sectors over the six-month period ended March 31, 2021. After the positive impact of massive fiscal stimulus enacted by governments, and central bank monetary policies that anchored short-term interest rates at record lows to combat the outbreak of the COVID-19 pandemic, longer-term treasury yields continued to steadily rise during the period, based on expectations of an economic growth recovery. Developed-market government bonds were negative, except in Italy, due to the European Central Bank’s bond-buying program to cap eurozone periphery yields. Historically low interest rates also set the stage for a sharp rebound in risk assets, which began to significantly rise in November, when positive vaccine news extended the credit rally. Emerging- and developed-market high-yield corporate bonds led gains, with significant positive returns, as investors searched for higher yields in a period of historically low interest rates. Emerging-market local-currency and hard-currency sovereign bonds, as well as emerging-market and developed-market investment-grade corporate bonds, also had positive results and outperformed global treasuries. Securitized assets also solidly outperformed US Treasuries, with slightly negative results. The US dollar fell against most developed-market currencies and was mixed relative to emerging-market currencies. Brent crude oil prices rebounded by 54% on the improved economic outlook and OPEC+ production cuts. Copper gained 32% because of increased demand for infrastructure and green-energy initiatives. Gold prices fell about 9% due to the improved economic landscape.

abfunds.com	AB GLOBAL BOND FUND | 3

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating- and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a

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DISCLOSURES AND RISKS (continued)

fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

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DISCLOSURES AND RISKS (continued)

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each

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DISCLOSURES AND RISKS (continued)

share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			1.07%

1 Year	5.73%	1.28%

5 Years	2.97%	2.08%

10 Years	3.41%	2.96%

CLASS C SHARES			0.36%

1 Year	4.91%	3.91%

5 Years	2.19%	2.19%

10 Years[2]	2.65%	2.65%

ADVISOR CLASS SHARES[3]			1.36%

1 Year	5.87%	5.87%

5 Years	3.23%	3.23%

10 Years	3.68%	3.68%

CLASS R SHARES[3]			0.68%

1 Year	5.23%	5.23%

5 Years	2.56%	2.56%

10 Years	3.02%	3.02%

CLASS K SHARES[3]			0.99%

1 Year	5.56%	5.56%

5 Years	2.88%	2.88%

10 Years	3.36%	3.36%

CLASS I SHARES[3]			1.39%

1 Year	5.83%	5.83%

5 Years	3.23%	3.23%

10 Years	3.70%	3.70%

CLASS Z SHARES[3]			1.42%

1 Year	6.01%	6.01%

5 Years	3.31%	3.31%

Since Inception[4]	3.80%	3.80%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.80%, 1.56%, 0.55%, 1.24%, 0.93%, 0.55% and 0.50% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2021.

2	Assumes conversion of Class C shares into Class A shares after 10 years.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.28%

5 Years	2.08%

10 Years	2.96%

CLASS C SHARES

1 Year	3.91%

5 Years	2.19%

10 Years[1]	2.65%

ADVISOR CLASS SHARES[2]

1 Year	5.87%

5 Years	3.23%

10 Years	3.68%

CLASS R SHARES[2]

1 Year	5.23%

5 Years	2.56%

10 Years	3.02%

CLASS K SHARES[2]

1 Year	5.56%

5 Years	2.88%

10 Years	3.36%

CLASS I SHARES[2]

1 Year	5.83%

5 Years	3.23%

10 Years	3.70%

CLASS Z SHARES[2]

1 Year	6.01%

5 Years	3.31%

Since Inception[3]	3.80%

1	Assumes conversion of Class C shares into Class A shares after 10 years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$994.70	$3.98	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$992.10	$7.70	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Advisor Class
Actual	$1,000	$995.90	$2.74	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%
Class R
Actual	$1,000	$993.70	$6.16	1.24%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%
Class K
Actual	$1,000	$995.20	$4.63	0.93%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%
Class I
Actual	$1,000	$996.00	$2.69	0.54%
Hypothetical**	$1,000	$1,022.24	$2.72	0.54%
Class Z
Actual	$1,000	$997.40	$2.49	0.50%
Hypothetical**	$1,000	$1,022.44	$2.52	0.50%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $7,028.7

1

All data are as of March 31, 2021. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.4% or less in the following security types: Agencies, Asset-Backed Securities, Bank Loans, Common Stocks, Covered Bonds, Governments–Sovereign Agencies, Local Governments–US Municipal Bonds and Warrants.

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PORTFOLIO SUMMARY (continued)

March 31, 2021 (unaudited)

1

All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Argentina, Austria, Bahrain, Belgium, Bermuda, Brazil, Cayman Islands, Chile, Colombia, Denmark, Egypt, India, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Malaysia, New Zealand, Norway, Oman, Panama, Peru, Saudi Arabia, Senegal, South Africa, Sweden, Switzerland, Turkey, United Arab Emirates and United Republic of Tanzania.

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PORTFOLIO OF INVESTMENTS

March 31, 2021 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 38.9%
Australia – 5.2%
Australia Government Bond Series 142 4.25%, 04/21/2026(a)	AUD	134,045	$119,443,600
Series 144 3.75%, 04/21/2037(a)		61,275	55,616,411
Series 145 2.75%, 06/21/2035(a)		66,058	53,722,828
Series 150 3.00%, 03/21/2047(a)		68,110	54,795,725
Series 161 0.25%, 11/21/2025(a)		66,160	49,306,049
Series 164 0.50%, 09/21/2026(a)		40,635	30,220,890

			363,105,503

Austria – 0.4%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	24,925	31,029,933

Canada – 0.4%
Canadian Government Bond 0.25%, 03/01/2026	CAD	36,330	27,887,455

China – 2.9%
China Government Bond Series INBK 3.27%, 11/19/2030	CNY	747,780	114,618,646
3.39%, 03/16/2050		610,220	86,701,138

			201,319,784

Colombia – 0.3%
Colombian TES Series B 5.75%, 11/03/2027	COP	87,692,800	23,282,167

France – 0.5%
French Republic Government Bond OAT 0.50%, 06/25/2044(a)	EUR	28,845	33,129,383

Germany – 2.4%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2030-08/15/2050(a)		89,690	102,538,710

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007 4.25%, 07/04/2039(a)	EUR	8,300	$17,328,239
Series 3 4.75%, 07/04/2034(a)		24,265	47,324,642

			167,191,591

Italy – 3.9%
Italy Buoni Poliennali Del Tesoro 0.95%, 09/15/2027(a)		145,885	178,835,841
1.50%, 04/30/2045(a)		57,550	67,805,304
1.80%, 03/01/2041(a)		23,251	29,303,159

			275,944,304

Japan – 7.9%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	18,503,500	167,702,241
Series 359 0.10%, 06/20/2030		12,004,250	108,750,001
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		4,023,800	35,009,982
Series 65 0.40%, 12/20/2049		6,463,250	54,444,799
Series 68 0.60%, 09/20/2050		5,124,400	45,433,008
Japan Government Twenty Year Bond Series 150 1.40%, 09/20/2034		6,281,600	65,371,519
Series 159 0.60%, 12/20/2036		4,022,550	37,794,951
Series 169 0.30%, 06/20/2039		1,984,250	17,475,032
Series 171 0.30%, 12/20/2039		2,820,950	24,774,339

			556,755,872

Malaysia – 0.4%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	101,778	26,530,124

Mexico – 0.2%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	268,485	13,997,619

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 0.9%
Spain Government Bond 1.20%, 10/31/2040(a)	EUR	39,145	$47,810,920
4.20%, 01/31/2037(a)		9,695	17,285,004

			65,095,924

United Kingdom – 2.0%
United Kingdom Gilt 0.625%, 10/22/2050(a)	GBP	11,166	12,563,651
1.25%, 10/22/2041(a)		43,655	59,095,652
1.75%, 09/07/2037(a)		47,310	70,030,304

			141,689,607

United States – 11.5%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	263,280	214,032,157
1.875%, 02/15/2051		59,149	52,282,168
4.50%, 08/15/2039		7,020	9,480,291
4.625%, 02/15/2040		11,275	15,504,886
U.S. Treasury Notes 0.25%, 05/31/2025(b)		189,085	185,421,478
1.625%, 10/31/2026		120,785	124,200,945
2.125%, 05/31/2026		87,355	92,377,913
2.875%, 11/30/2025		107,870	117,898,544

			811,198,382

Total Governments – Treasuries (cost $2,820,229,200)			2,738,157,648

CORPORATES - INVESTMENT GRADE – 24.4%
Financial Institutions – 12.1%
Banking – 7.9%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		220	246,858
Ally Financial, Inc. 3.875%, 05/21/2024		219	236,816
American Express Co. Series B 3.622% (LIBOR 3 Month + 3.43%), 05/15/2021(c)(d)		562	562,082
Series C 3.469% (LIBOR 3 Month + 3.29%), 06/15/2021(c)(d)		1,399	1,390,677
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		8,762	9,825,649
4.50%, 03/19/2024(a)		554	607,973

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banco BBVA Peru SA 5.00%, 08/26/2022(a)	U.S.$	4,224	$4,458,132
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		400	392,722
Banco Santander SA 3.306%, 06/27/2029		200	211,854
5.179%, 11/19/2025		14,000	15,916,741
Bank of America Corp. 1.379%, 02/07/2025(a)	EUR	13,810	16,829,125
1.776%, 05/04/2027(a)		6,912	8,724,667
1.898%, 07/23/2031	U.S.$	270	253,997
1.922%, 10/24/2031		673	633,085
3.824%, 01/20/2028		450	495,157
4.00%, 01/22/2025		448	490,060
4.20%, 08/26/2024		300	330,716
4.244%, 04/24/2038		260	294,734
Series B 8.05%, 06/15/2027		930	1,221,475
Series N 1.658%, 03/11/2027		748	750,332
2.651%, 03/11/2032		713	714,559
Bank of New Zealand 3.50%, 02/20/2024(a)		505	544,309
BNP Paribas SA 2.219%, 06/09/2026(a)		475	486,782
6.75%, 03/14/2022(a)(c)		12,880	13,400,331
BPCE SA 4.50%, 03/15/2025(a)		8,251	9,068,184
4.625%, 07/11/2024(a)		1,365	1,507,774
5.15%, 07/21/2024(a)		260	291,428
5.70%, 10/22/2023(a)		9,171	10,244,812
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	14,600	17,104,094
Capital One Financial Corp. 3.75%, 07/28/2026	U.S.$	236	256,243
Series E 3.991% (LIBOR 3 Month + 3.80%), 06/01/2021(c)(d)		3,465	3,463,390
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	17,425	21,542,590
3.52%, 10/27/2028	U.S.$	175	188,767
5.95%, 01/30/2023(c)		1,384	1,452,511
Series P 5.95%, 05/15/2025(c)		2,793	3,030,421

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series Q 4.289% (LIBOR 3 Month + 4.10%), 05/15/2021(c)(d)	U.S.$	12,174	$12,157,400
Series W 4.00%, 12/10/2025(c)		232	233,997
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a)(c)	EUR	11,600	13,913,252
3.75%, 07/21/2026	U.S.$	267	291,817
4.375%, 08/04/2025		570	631,980
Credit Suisse Group AG 2.193%, 06/05/2026(a)		8,273	8,387,937
4.194%, 04/01/2031(a)		5,317	5,777,563
Danske Bank A/S 3.244%, 12/20/2025(a)		8,893	9,471,085
5.375%, 01/12/2024(a)		8,899	9,923,393
Deutsche Bank AG/New York NY 2.222%, 09/18/2024		655	671,351
DNB Bank ASA 6.50%, 03/26/2022(a)(c)		15,753	16,371,356
Fifth Third Bancorp 8.25%, 03/01/2038		161	260,200
Series L 4.50%, 09/30/2025(c)		3,549	3,777,692
Goldman Sachs Group, Inc. (The) 0.523%, 03/08/2023		668	667,966
0.855%, 02/12/2026		671	658,994
1.25%, 05/01/2025(a)	EUR	8,945	10,857,100
3.375%, 03/27/2025(a)		5,770	7,623,089
3.75%, 05/22/2025	U.S.$	140	152,927
3.85%, 07/08/2024		590	640,650
4.411%, 04/23/2039		385	447,073
HSBC Holdings PLC 4.25%, 03/14/2024		7,038	7,653,873
6.375%, 03/30/2025(c)		12,761	14,069,094
ING Groep NV 1.726%, 04/01/2027		3,623	3,620,609
2.727%, 04/01/2032		7,728	7,715,720
3.00%, 02/18/2026(a)	GBP	6,700	9,969,857
6.50%, 04/16/2025(c)	U.S.$	226	248,966
6.875%, 04/16/2022(a)(c)		13,457	14,014,875
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		16,385	16,852,068
3.375%, 01/12/2023(a)		14,410	15,022,426
Series XR 3.25%, 09/23/2024(a)		375	399,396
4.00%, 09/23/2029(a)		200	214,419

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	14,380	$17,585,293
1.514%, 06/01/2024	U.S.$	505	515,364
2.522%, 04/22/2031		206	205,350
3.22%, 03/01/2025		270	287,892
3.375%, 05/01/2023		505	534,300
3.509%, 01/23/2029		115	124,534
3.882%, 07/24/2038		329	363,708
3.96%, 01/29/2027		383	423,427
3.964%, 11/15/2048		117	129,030
4.452%, 12/05/2029		535	612,934
4.493%, 03/24/2031		222	256,086
6.40%, 05/15/2038		128	180,832
Series I 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(c)(d)		3,046	3,035,974
Series V 3.558% (LIBOR 3 Month + 3.32%), 07/01/2021(c)(d)		1,487	1,475,347
Series Z 4.005% (LIBOR 3 Month + 3.80%), 05/01/2021(c)(d)		2,490	2,491,558
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	314,211
4.50%, 11/04/2024		11,314	12,540,465
4.582%, 12/10/2025		285	317,803
Mizuho Financial Group Cayman 2 Ltd. 4.20%, 07/18/2022(a)		515	537,148
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		687	751,070
Mizuho Financial Group, Inc. 1.241%, 07/10/2024		330	333,390
Morgan Stanley 3.125%, 07/27/2026		115	123,737
3.737%, 04/24/2024		270	286,937
7.25%, 04/01/2032		314	441,143
Series G 1.375%, 10/27/2026	EUR	8,390	10,446,019
1.75%, 03/11/2024		8,718	10,765,494
4.35%, 09/08/2026	U.S.$	700	790,302
4.431%, 01/23/2030		275	314,893
Series H 3.851% (LIBOR 3 Month + 3.61%), 07/15/2021(c)(d)		705	704,417
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(c)(d)		6,277	6,279,133

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nationwide Building Society 4.00%, 09/14/2026(a)	U.S.$	250	$272,698
Natwest Group PLC 8.625%, 08/15/2021(c)		8,449	8,674,760
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(c)(d)		20,500	20,265,615
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(c)		1,214	1,232,550
Regions Financial Corp. 2.25%, 05/18/2025		274	284,348
Santander Holdings USA, Inc. 4.40%, 07/13/2027		275	303,993
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a)(c)		800	825,215
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		10,771	11,702,122
4.75%, 11/24/2025(a)		3,507	3,883,369
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(c)(d)		12,300	11,570,938
2.819%, 01/30/2026(a)		480	499,010
3.95%, 01/11/2023(a)		1,179	1,234,515
5.20%, 01/26/2024(a)		3,435	3,768,878
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		790	863,253
Swedbank AB 6.00%, 03/17/2022(a)(c)		5,000	5,158,065
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,206	6,767,768
UBS AG 5.125%, 05/15/2024(a)		456	502,607
UBS AG/Stamford CT 7.625%, 08/17/2022		3,671	4,004,238
UBS Group AG 4.125%, 09/24/2025(a)		210	233,424
5.75%, 02/19/2022(a)(c)	EUR	2,965	3,612,737
7.125%, 08/10/2021(a)(c)	U.S.$	8,888	9,055,575
UniCredit SpA 2.569%, 09/22/2026(a)		27,695	27,817,684
3.75%, 04/12/2022(a)		815	838,661
US Bancorp Series I 3.727% (LIBOR 3 Month + 3.49%), 04/15/2021(c)(d)(e)		4,498	4,492,415

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 1.338%, 05/04/2025(a)	EUR	4,270	$5,201,391
1.375%, 10/26/2026(a)		6,926	8,587,780

			554,688,572

Brokerage – 0.3%
BlackRock, Inc. 2.40%, 04/30/2030	U.S.$	347	352,059
3.25%, 04/30/2029		432	467,978
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	665,218
Series I 4.00%, 06/01/2026(c)		17,210	17,477,193
Daiwa Securities Group, Inc. 3.129%, 04/19/2022(a)		615	630,792
Nomura Holdings, Inc. 1.851%, 07/16/2025		490	489,287
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	427,294

			20,509,821

Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024		300	312,784
3.65%, 07/21/2027		625	652,916
4.625%, 10/15/2027		300	329,746
4.875%, 01/16/2024		250	271,939
Air Lease Corp. 2.875%, 01/15/2026		5,625	5,821,813
3.00%, 09/15/2023		730	762,996
3.25%, 03/01/2025		285	299,508
3.375%, 07/01/2025		510	538,939
3.625%, 04/01/2027		827	873,423
3.875%, 07/03/2023		583	619,955
4.25%, 02/01/2024		2,324	2,520,669
Aircastle Ltd. 2.85%, 01/26/2028(a)		6,801	6,487,006
4.125%, 05/01/2024		2,250	2,377,020
4.25%, 06/15/2026		621	653,929
4.40%, 09/25/2023		5,704	6,080,800
5.00%, 04/01/2023		465	495,760
5.25%, 08/11/2025(a)		6,102	6,648,247
Ares Capital Corp. 3.50%, 02/10/2023		455	474,296
4.20%, 06/10/2024		605	653,088
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,020	993,882

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

2.875%, 01/20/2022(a)	U.S.$	374	$379,321
3.50%, 11/01/2027(a)		1,342	1,379,836
3.875%, 05/01/2023(a)		3,043	3,178,734
4.125%, 08/01/2025(a)		23	24,500
4.375%, 01/30/2024(a)		1,889	2,008,969
4.875%, 10/01/2025(a)		926	1,010,702
5.50%, 12/15/2024(a)		5,268	5,904,901
Avolon Holdings Funding Ltd. 3.625%, 05/01/2022(a)		24	24,464
FS KKR Capital Corp. 3.40%, 01/15/2026		729	723,086
4.75%, 05/15/2022		210	217,092
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	2,400	3,514,101
GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.$	18,222	20,660,186
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	208,768
5.25%, 08/15/2022(a)		41	43,034
5.50%, 02/15/2024(a)		590	638,406
Synchrony Financial 3.70%, 08/04/2026		210	225,695
3.95%, 12/01/2027		1,839	1,981,807
4.25%, 08/15/2024		74	80,484
4.375%, 03/19/2024		45	48,955
4.50%, 07/23/2025		3,797	4,205,676

			84,327,433

Insurance – 2.0%
ACE Capital Trust II 9.70%, 04/01/2030		150	227,940
Aegon NV 5.50%, 04/11/2048		450	508,785
Alleghany Corp. 3.625%, 05/15/2030		9,294	10,021,371
Allstate Corp. (The) Series B 5.75%, 08/15/2053		783	834,924
Aon Corp. 8.205%, 01/01/2027		155	203,009
ASR Nederland NV 3.375%, 05/02/2049(a)	EUR	4,635	6,069,849
Assicurazioni Generali SpA 5.00%, 06/08/2048(a)		4,780	6,714,456
Series E 5.50%, 10/27/2047(a)		7,099	10,179,076

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Athene Holding Ltd. 3.50%, 01/15/2031	U.S.$	507	$520,664
4.125%, 01/12/2028		605	658,071
AXA SA 5.125%, 01/17/2047(a)		504	574,768
Brighthouse Financial, Inc. 4.70%, 06/22/2047		437	447,733
Centene Corp. 4.25%, 12/15/2027		2,272	2,388,114
4.625%, 12/15/2029		2,967	3,212,046
Chubb INA Holdings, Inc. 0.30%, 12/15/2024	EUR	8,419	9,967,863
0.875%, 06/15/2027		10,218	12,410,116
CNP Assurances 4.50%, 06/10/2047(a)		12,600	17,733,185
Credit Agricole Assurances SA 4.25%, 01/13/2025(a)(c)		3,300	4,311,122
4.75%, 09/27/2048(a)		8,900	12,761,229
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	149	173,267
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,415	10,065,463
Massachusetts Mutual Life Ins Zero Coupon, 02/15/2069(a)	U.S.$	112	129,797
MetLife, Inc. 6.40%, 12/15/2036		211	265,560
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 03/15/2072(a)		410	429,987
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,171,779
Prudential Financial, Inc. 5.375%, 05/15/2045		425	465,799
5.625%, 06/15/2043		460	492,557
5.875%, 09/15/2042		4,470	4,723,210
UnitedHealth Group, Inc. 4.625%, 07/15/2035		365	444,808
5.80%, 03/15/2036		265	357,994
Voya Financial, Inc. 5.65%, 05/15/2053		12,680	13,540,360

			138,004,902

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		636	689,451

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	U.S.$	490	$531,168
4.25%, 09/21/2048		390	437,659

			1,658,278

REITS – 0.7%
American Tower Corp. 3.80%, 08/15/2029		177	192,903
CBRE Services, Inc. 2.50%, 04/01/2031		647	627,109
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	3,763	4,446,046
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		17,600	22,714,304
Host Hotels & Resorts LP 3.875%, 04/01/2024	U.S.$	218	231,042
Kilroy Realty LP 3.45%, 12/15/2024		50	53,456
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		97	105,178
5.25%, 01/15/2026		291	330,558
Regency Centers LP 3.60%, 02/01/2027		230	248,825
Sabra Health Care LP 4.80%, 06/01/2024		312	339,958
SITE Centers Corp. 4.70%, 06/01/2027		280	305,924
Spirit Realty LP 3.20%, 01/15/2027		125	130,413
4.00%, 07/15/2029		76	82,301
4.45%, 09/15/2026		2,017	2,236,294
STORE Capital Corp. 4.625%, 03/15/2029		103	114,355
Vornado Realty LP 3.50%, 01/15/2025		560	591,354
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	355,301
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	674,372
1.35%, 04/15/2028		10,275	12,445,941
2.125%, 04/15/2027		5,517	7,002,195

			53,227,829

			852,416,835

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 11.3%
Basic – 0.8%
Air Products and Chemicals, Inc. 2.70%, 05/15/2040	U.S.$	465	$444,734
2.80%, 05/15/2050		705	654,802
Alpek SAB de CV 3.25%, 02/25/2031(a)		2,060	2,029,615
4.25%, 09/18/2029(a)		2,000	2,118,125
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		1,202	1,204,629
Dow Chemical Co. (The) 9.40%, 05/15/2039		482	814,594
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	424,408
5.419%, 11/15/2048		216	281,516
Equate Petrochemical BV 3.00%, 03/03/2022(a)		15,619	15,887,452
Georgia-Pacific LLC 3.734%, 07/15/2023(a)		388	413,191
Glencore Finance Europe Ltd. 3.125%, 03/26/2026(a)	GBP	3,370	4,952,872
Glencore Funding LLC 4.125%, 05/30/2023-03/12/2024(a)	U.S.$	444	478,330
4.625%, 04/29/2024(a)		205	226,052
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,686,897
Inversiones CMPC SA 3.85%, 01/13/2030(a)		9,462	10,044,504
LYB International Finance III LLC 1.25%, 10/01/2025		658	650,275
3.625%, 04/01/2051		658	649,644
Rohm & Haas Co. 7.85%, 07/15/2029		270	362,206
SABIC Capital II BV 4.00%, 10/10/2023(a)		9,776	10,509,200
Suzano Austria GmbH 3.75%, 01/15/2031		2,587	2,676,250

			58,509,296

Capital Goods – 0.3%
3M Co. 2.00%, 02/14/2025		195	202,581
Dover Corp. 0.75%, 11/04/2027	EUR	7,943	9,547,160
General Electric Co. 1.875%, 05/28/2027		371	473,513
Series G 6.875%, 01/10/2039	U.S.$	175	245,960

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

John Deere Capital Corp. 0.70%, 01/15/2026	U.S.$	368	$359,975
Siemens Financieringsmaatschappij NV 2.00%, 09/15/2023(a)		402	416,073
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		904	959,625
4.40%, 03/15/2024		4,990	5,426,382

			17,631,269

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		1,257	1,353,380
5.05%, 03/30/2029		240	276,001
5.125%, 07/01/2049		9,601	10,838,360
5.375%, 05/01/2047		2,760	3,202,593
5.75%, 04/01/2048		245	297,205
Comcast Corp. 3.90%, 03/01/2038		280	314,011
4.25%, 01/15/2033		350	406,253
4.60%, 10/15/2038		411	496,156
6.45%, 03/15/2037		383	547,116
Cox Communications, Inc. 2.95%, 06/30/2023(a)		615	642,401
3.25%, 12/15/2022(a)		440	460,179
Fox Corp. 4.709%, 01/25/2029		17,540	20,218,666
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	86,700
Prosus NV 3.68%, 01/21/2030(a)		16,583	17,142,676
Thomson Reuters Corp. 3.35%, 05/15/2026		450	486,664
TWDC Enterprises 18 Corp. Series G 4.125%, 06/01/2044		110	125,477
ViacomCBS, Inc. 3.70%, 06/01/2028		2,002	2,169,301
4.20%, 05/19/2032		120	134,158
4.60%, 01/15/2045		121	135,354
5.50%, 05/15/2033		85	103,131
Walt Disney Co. (The) 2.75%, 09/01/2049		185	169,097
3.50%, 05/13/2040		615	650,972

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Weibo Corp. 3.375%, 07/08/2030	U.S.$	6,599	$6,537,318

			66,793,169

Communications - Telecommunications – 1.0%
AT&T, Inc. 3.50%, 09/15/2053(a)		19,638	18,160,544
3.55%, 09/15/2055(a)		269	246,196
3.65%, 09/15/2059(a)		722	660,835
3.80%, 12/01/2057(a)		36	34,301
Series B 2.875%, 03/02/2025(c)	EUR	8,200	9,605,217
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	11,750	18,193,165
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	482,521
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		17,645	18,982,026
Verizon Communications, Inc. 1.75%, 01/20/2031		665	619,154
4.272%, 01/15/2036		414	466,392
4.329%, 09/21/2028		277	317,161
4.862%, 08/21/2046		250	301,208

			68,068,720

Consumer Cyclical - Automotive – 1.0%
Daimler Finance North America LLC 2.45%, 03/02/2031(a)		314	308,536
3.65%, 02/22/2024(a)		223	240,168
General Motors Co. 5.00%, 04/01/2035		316	365,005
6.60%, 04/01/2036		380	492,621
General Motors Financial Co., Inc. 5.10%, 01/17/2024		373	412,662
5.25%, 03/01/2026		290	332,299
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	9,307	11,098,304
3.35%, 06/08/2025(a)	U.S.$	8,333	8,747,009
3.875%, 05/19/2023(a)	EUR	1,045	1,319,415
Lear Corp. 3.80%, 09/15/2027	U.S.$	10,036	10,943,302
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		12,614	13,725,009

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Volkswagen Bank GmbH 1.25%, 06/10/2024(a)	EUR	13,500	$16,409,854
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)		5,108	6,413,655

			70,807,839

Consumer Cyclical - Other – 0.4%
Dr. Horton, Inc. 1.40%, 10/15/2027	U.S.$	669	650,506
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	5,782,777
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	756,957
3.50%, 08/18/2026		7,305	7,620,568
3.90%, 08/08/2029		8,838	9,080,380
Marriott International, Inc./MD Series AA 4.65%, 12/01/2028		218	243,113
Series X 4.00%, 04/15/2028		228	243,460
NVR, Inc. 3.00%, 05/15/2030		661	677,515
Owens Corning 7.00%, 12/01/2036		50	68,248

			25,123,524

Consumer Cyclical - Retailers – 0.0%
Home Depot, Inc. (The) 4.50%, 12/06/2048		370	454,797
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	573,579
NIKE, Inc. 2.40%, 03/27/2025		389	409,740
Ross Stores, Inc. 4.70%, 04/15/2027		1,634	1,864,178

			3,302,294

Consumer Non-Cyclical – 2.3%
AbbVie, Inc. 2.125%, 11/17/2028	EUR	11,751	15,511,630
2.625%, 11/15/2028		1,850	2,518,244
4.30%, 05/14/2036	U.S.$	275	315,013
4.45%, 05/14/2046		115	133,026
4.70%, 05/14/2045		100	118,484
4.875%, 11/14/2048		183	223,739
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	20,183,548
4.00%, 02/04/2061	U.S.$	674	626,407
4.80%, 02/14/2029		281	322,480

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AmerisourceBergen Corp. 0.737%, 03/15/2023	U.S.$	665	$665,587
4.30%, 12/15/2047		146	162,322
Amgen, Inc. 4.40%, 05/01/2045		225	260,613
4.663%, 06/15/2051		213	259,291
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		13,965	18,009,381
Asahi Group Holdings Ltd. 0.541%, 10/23/2028(a)	EUR	14,255	16,788,742
BAT Capital Corp. 3.215%, 09/06/2026	U.S.$	251	265,418
4.54%, 08/15/2047		70	70,566
4.906%, 04/02/2030		2,730	3,114,250
BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	11,970	16,002,394
Baxter International, Inc. 1.30%, 05/30/2025		6,918	8,533,908
Biogen, Inc. 3.25%, 02/15/2051(a)	U.S.$	85	79,732
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	264,109
Cargill, Inc. 1.375%, 07/23/2023(a)		530	540,892
Cigna Corp. 1.25%, 03/15/2026		594	586,295
2.375%, 03/15/2031		594	584,541
3.40%, 03/01/2027		130	141,205
4.375%, 10/15/2028		165	188,853
4.80%, 07/15/2046		193	231,338
4.90%, 12/15/2048		133	162,957
Coca-Cola Co. (The) 2.50%, 03/15/2051		660	583,609
CommonSpirit Health 2.76%, 10/01/2024		622	659,551
CVS Health Corp. 5.05%, 03/25/2048		13,142	16,132,264
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	8,347	9,840,781
Gilead Sciences, Inc. 4.50%, 02/01/2045	U.S.$	220	256,537
4.80%, 04/01/2044		128	153,989
HCA, Inc. 5.50%, 06/15/2047		366	455,498
Ingredion, Inc. 2.90%, 06/01/2030		361	369,069

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Johnson & Johnson 0.95%, 09/01/2027	U.S.$	535	$518,314
3.625%, 03/03/2037		580	655,129
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	311,567
Medtronic Global Holdings SCA 0.25%, 07/02/2025	EUR	3,249	3,854,054
0.375%, 03/07/2023		5,331	6,323,676
1.125%, 03/07/2027		6,517	8,052,592
Merck & Co., Inc. 4.00%, 03/07/2049	U.S.$	170	195,992
Molson Coors Beverage Co. 5.00%, 05/01/2042		217	250,618
Molson Coors Brewing Co. 4.20%, 07/15/2046		436	455,163
Panasonic Corp. 2.536%, 07/19/2022(a)		620	634,581
PepsiCo, Inc. 1.40%, 02/25/2031		670	624,221
PerkinElmer, Inc. 2.55%, 03/15/2031		661	654,811
Philip Morris International, Inc. 4.25%, 11/10/2044		320	356,743
Sysco Corp. 5.65%, 04/01/2025		470	546,820

			158,750,544

Energy – 2.8%
Boardwalk Pipelines LP 4.80%, 05/03/2029		10,005	11,083,712
BP Capital Markets PLC 1.573%, 02/16/2027(a)	EUR	2,811	3,558,742
3.25%, 03/22/2026(a)(c)		13,365	16,807,981
Cenovus Energy, Inc. 5.375%, 07/15/2025	U.S.$	2,387	2,686,138
6.75%, 11/15/2039		370	461,760
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		5,489	5,746,322
Enable Midstream Partners LP 4.95%, 05/15/2028		593	655,458
Enbridge Energy Partners LP 7.375%, 10/15/2045		7,525	10,779,452
Energy Transfer Operating LP 5.50%, 06/01/2027		9,140	10,543,293
6.05%, 06/01/2041		85	96,582
6.125%, 12/15/2045		205	234,619
6.25%, 04/15/2049		15,028	17,725,455

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy Transfer Partners LP 6.50%, 02/01/2042	U.S.$	205	$244,537
Eni SpA Series NC5. 2.625%, 10/13/2025(a)(c)	EUR	13,856	16,984,321
Enterprise Products Operating LLC 5.10%, 02/15/2045	U.S.$	125	147,332
Series E 5.25%, 08/16/2077		718	722,149
Halliburton Co. 6.70%, 09/15/2038		303	396,223
7.45%, 09/15/2039		320	447,669
Hess Corp. 4.30%, 04/01/2027		364	396,879
5.60%, 02/15/2041		395	456,174
6.00%, 01/15/2040		290	347,952
HollyFrontier Corp. 5.875%, 04/01/2026		500	566,620
Husky Energy, Inc. 4.40%, 04/15/2029		14,754	15,763,354
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		276	371,830
Marathon Oil Corp. 6.60%, 10/01/2037		284	351,857
6.80%, 03/15/2032		277	344,266
Marathon Petroleum Corp. 6.50%, 03/01/2041		2,954	3,916,446
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	375,873
National Oilwell Varco, Inc. 3.60%, 12/01/2029		375	377,295
ONEOK Partners LP 4.90%, 03/15/2025		145	161,363
ONEOK, Inc. 4.55%, 07/15/2028		9,495	10,500,910
5.20%, 07/15/2048		491	538,967
6.35%, 01/15/2031		10,320	12,947,643
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,286	1,285,859
3.80%, 09/15/2030		3,503	3,568,530
4.50%, 12/15/2026		2,247	2,466,974
4.65%, 10/15/2025		150	164,653
Saudi Arabian Oil Co. 1.625%, 11/24/2025(a)		1,396	1,402,436
2.875%, 04/16/2024(a)		9,400	9,870,188

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shell International Finance BV 4.375%, 05/11/2045	U.S.$	210	$245,653
Suncor Energy, Inc. 6.50%, 06/15/2038		201	268,602
6.80%, 05/15/2038		204	278,372
6.85%, 06/01/2039		374	513,602
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		12,309	13,127,898
TOTAL SE 2.625%, 02/26/2025(a)(c)	EUR	8,185	10,126,683
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	U.S.$	245	273,698
Valero Energy Corp. 6.625%, 06/15/2037		2,833	3,681,807
7.50%, 04/15/2032		357	479,965

			194,494,094

Other Industrial – 0.0%
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	376,172
WW Grainger, Inc. 4.60%, 06/15/2045		91	109,582

			485,754

Services – 0.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,007	8,557,209
Amazon.com, Inc. 0.80%, 06/03/2025		535	532,959
2.70%, 06/03/2060		200	178,020
3.15%, 08/22/2027		200	218,641
4.25%, 08/22/2057		360	433,167
Booking Holdings, Inc. 0.50%, 03/08/2028	EUR	1,952	2,304,063
4.50%, 04/13/2027	U.S.$	277	321,730
Expedia Group, Inc. 6.25%, 05/01/2025(a)		492	568,927
Mastercard, Inc. 3.65%, 06/01/2049		269	294,535
3.85%, 03/26/2050		315	357,021
Moody’s Corp. 5.25%, 07/15/2044		101	130,313
S&P Global, Inc. 2.30%, 08/15/2060		515	421,694
Visa, Inc. 4.15%, 12/14/2035		360	426,296

			14,744,575

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.0%
Activision Blizzard, Inc. 2.50%, 09/15/2050	U.S.$	862	$724,861
Adobe, Inc. 3.25%, 02/01/2025		377	408,172
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	655,317
Alphabet, Inc. 1.10%, 08/15/2030		501	460,895
1.998%, 08/15/2026		500	520,361
2.25%, 08/15/2060		199	162,596
Apple, Inc. 2.40%, 08/20/2050		585	509,969
2.65%, 02/08/2051		192	175,696
2.80%, 02/08/2061		418	375,873
3.20%, 05/13/2025		415	451,757
3.45%, 02/09/2045		245	260,739
3.75%, 09/12/2047		220	244,256
4.375%, 05/13/2045		145	175,380
4.65%, 02/23/2046		125	156,524
Applied Materials, Inc. 2.75%, 06/01/2050		630	588,268
Baidu, Inc. 3.075%, 04/07/2025		12,680	13,370,395
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		189	204,798
Broadcom, Inc. 4.11%, 09/15/2028		12,421	13,561,888
4.25%, 04/15/2026		425	471,929
5.00%, 04/15/2030		2,977	3,392,955
Cisco Systems, Inc. 5.50%, 01/15/2040		90	122,375
5.90%, 02/15/2039		75	105,945
Dell International LLC/EMC Corp. 8.35%, 07/15/2046(a)		301	458,167
Electronic Arts, Inc. 1.85%, 02/15/2031		668	630,505
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,082,612
1.00%, 12/03/2028		791	953,879
Fiserv, Inc. 1.125%, 07/01/2027		4,662	5,716,675
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	315	324,454
6.35%, 10/15/2045		624	814,537

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HP, Inc. 6.00%, 09/15/2041	U.S.$	615	$774,512
Intel Corp. 4.80%, 10/01/2041		400	499,282
KLA Corp. 4.10%, 03/15/2029		195	219,698
4.65%, 11/01/2024		658	735,923
Lam Research Corp. 3.75%, 03/15/2026		130	144,350
4.875%, 03/15/2049		277	358,724
Micron Technology, Inc. 4.64%, 02/06/2024		130	142,957
4.975%, 02/06/2026		193	221,096
Microsoft Corp. 2.525%, 06/01/2050		471	430,547
2.675%, 06/01/2060		150	137,646
2.921%, 03/17/2052		783	770,437
3.041%, 03/17/2062		200	196,240
3.45%, 08/08/2036		246	271,405
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		51	53,493
Oracle Corp. 3.90%, 05/15/2035		190	205,000
3.95%, 03/25/2051		12,052	12,443,171
4.00%, 07/15/2046		189	194,889
4.10%, 03/25/2061		650	672,358
5.375%, 07/15/2040		150	184,104
QUALCOMM, Inc. 3.25%, 05/20/2050		320	325,620
4.30%, 05/20/2047		115	135,523
4.65%, 05/20/2035		578	705,865
Texas Instruments, Inc. 1.75%, 05/04/2030		620	596,096
Xilinx, Inc. 2.375%, 06/01/2030		678	663,102

			68,163,816

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,498	9,784,835
Southwest Airlines Co. 5.25%, 05/04/2025		640	728,126
Southwest Airlines Co. Pass-Through Trust Series 44378 6.15%, 08/01/2022		1,786	1,861,491

			12,374,452

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.0%
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	$343,254

Transportation - Services – 0.4%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		12,012	12,661,399
ENA Master Trust 4.00%, 05/19/2048(a)		1,226	1,244,516
Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	10,026	17,426,635

			31,332,550

			790,925,150

Utility – 1.0%
Electric – 0.9%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	7,886	8,414,677
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,235	2,312,443
Colbun SA 3.15%, 03/06/2030(a)		305	312,053
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		160	157,300
Duke Energy Progress LLC 4.20%, 08/15/2045		122	138,851
E.ON International Finance BV 1.25%, 10/19/2027(a)	EUR	4,574	5,710,628
Enel Finance International NV 2.65%, 09/10/2024(a)	U.S.$	25,076	26,392,175
3.625%, 05/25/2027(a)		225	243,956
4.25%, 09/14/2023(a)		201	217,677
4.625%, 09/14/2025(a)		305	345,039
Exelon Generation Co. LLC 5.60%, 06/15/2042		344	377,708
6.25%, 10/01/2039		717	836,200
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a)(c)	EUR	5,100	6,010,709
MidAmerican Energy Co. 4.25%, 07/15/2049	U.S.$	324	380,166
Naturgy Finance BV 4.125%, 11/18/2022(a)(c)	EUR	8,200	10,123,231
Oncor Electric Delivery Co. LLC 5.35%, 10/01/2052(a)	U.S.$	175	237,812

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pacific Gas and Electric Co. 1.75%, 06/16/2022	U.S.$	418	$418,579
Sempra Energy 4.00%, 02/01/2048		127	133,460
Southern Power Co. Series F 4.95%, 12/15/2046		345	389,061
SSE PLC 1.375%, 09/04/2027(a)	EUR	1,279	1,604,791

			64,756,516

Natural Gas – 0.1%
Brooklyn Union Gas Co. (The) 4.487%, 03/04/2049(a)	U.S.$	112	128,323
National Fuel Gas Co. 5.50%, 01/15/2026		620	710,617
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)		6,500	6,701,094

			7,540,034

			72,296,550

Total Corporates - Investment Grade (cost $1,657,265,806)			1,715,638,535

CORPORATES - NON-INVESTMENT GRADE – 7.2%
Industrial – 5.4%
Basic – 0.7%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		4,986	4,861,849
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	6,781,603
3.375%, 01/15/2026(a)	U.S.$	486	484,909
Ingevity Corp. 3.875%, 11/01/2028(a)		6,343	6,152,309
Solvay SA 2.50%, 12/02/2025(c)	EUR	8,700	10,439,601
SPCM SA 2.00%, 02/01/2026		6,377	7,600,839
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		9,526	11,170,432

			47,491,542

Capital Goods – 0.9%
Ardagh Metal Packaging 2.00%, 09/01/2028		11,480	13,457,413
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	10,884,588

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rolls-Royce PLC 0.875%, 05/09/2024(a)	EUR	13,565	$15,319,147
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	4,326,325
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,919,922
Vertical Midco GmbH 4.375%, 07/15/2027(a)	EUR	11,795	14,543,494

			67,450,889

Communications - Media – 0.3%
Cable One, Inc. 4.00%, 11/15/2030(a)	U.S.$	4,965	4,909,666
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	8,459,271
4.625%, 05/15/2029		5,971	8,690,958

			22,059,895

Communications - Telecommunications – 0.6%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	8,853	8,638,590
T-Mobile USA, Inc. 2.625%, 04/15/2026		6,523	6,614,372
2.875%, 02/15/2031		3,858	3,729,414
3.375%, 04/15/2029		6,874	6,954,964
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	2,023	2,319,546
4.00%, 04/11/2024(a)		1,700	2,152,843
Telefonica Europe BV 3.75%, 03/15/2022(a)(c)		8,400	10,130,571

			40,540,300

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	8,369	8,126,733
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,819	2,207,065
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	9,007	10,043,081
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	5,570	6,695,237

			27,072,116

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	3,613	4,123,901

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carnival PLC 1.00%, 10/28/2029	EUR	9,042	$8,143,422

			12,267,323

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)	U.S.$	3,090	3,399,539
Travel & Leisure Co. 4.25%, 03/01/2022		3,300	3,336,372

			6,735,911

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		9,914	9,641,390

Consumer Cyclical - Retailers – 0.1%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,332	1,536,344
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	4,659	4,498,404

			6,034,748

Consumer Non-Cyclical – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		5,107	5,225,118
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	7,012	8,419,214
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,154,370
Element Fleet Management Corp. 1.60%, 04/06/2024	U.S.$	656	655,232
Grifols SA 1.625%, 02/15/2025(a)	EUR	16,005	18,778,040
IQVIA, Inc. 1.75%, 03/15/2026(a)		14,460	16,997,504
Newell Brands, Inc. 4.70%, 04/01/2026	U.S.$	6,581	7,258,068
4.875%, 06/01/2025		1,620	1,788,403
Spectrum Brands, Inc. 5.75%, 07/15/2025		571	589,260
Tenet Healthcare Corp. 4.625%, 07/15/2024		8,405	8,579,591

			69,444,800

Energy – 0.3%
Crescent Point Energy Corp. 5.13%, 04/14/2021(f)(g)		15,250	15,250,000

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EQM Midstream Partners LP 5.50%, 07/15/2028	U.S.$	590	$620,629
Occidental Petroleum Corp. 3.20%, 08/15/2026		41	39,278
6.20%, 03/15/2040		115	118,570
6.45%, 09/15/2036		550	605,960
6.95%, 07/01/2024		90	98,995
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,652,007

			21,385,439

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	10,015	9,728,996
ProGroup AG 3.00%, 03/31/2026(a)	EUR	649	771,091
Rexel SA 2.125%, 06/15/2025(a)		1,609	1,901,144

			12,401,231

Services – 0.2%
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	13,739,625

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	4,690	4,836,026
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,081,688

			5,917,714

Transportation - Services – 0.2%
Chicago Parking Meters LLC 4.93%, 12/30/2025(g)		16,500	17,834,092

			380,017,015

Financial Institutions – 1.8%
Banking – 1.0%
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a)(c)	EUR	9,400	11,454,475
8.875%, 04/14/2021(a)(c)		3,000	3,527,172
Series 9 6.50%, 03/05/2025(c)	U.S.$	4,200	4,541,554
Banco Santander SA 6.75%, 04/25/2022(a)(c)	EUR	14,100	17,414,616
CaixaBank SA 5.875%, 10/09/2027(a)(c)		200	264,472
Credit Suisse Group AG 6.25%, 12/18/2024(a)(c)	U.S.$	11,289	12,019,937

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(c)	U.S.$	9,774	$10,844,031
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	7,294,120
Societe Generale SA 7.375%, 09/13/2021(a)(c)		5,809	5,940,453

			73,300,830

Finance – 0.4%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	9,625	11,405,415
Navient Corp. 6.625%, 07/26/2021	U.S.$	8,310	8,467,372
SLM Corp. 4.20%, 10/29/2025		7,939	8,334,270

			28,207,057

Other Finance – 0.1%
Nordic Aviation Capital 5.04%, 02/27/2024(f)(g)		10,632	7,442,172

REITS – 0.3%
ADLER Group SA 3.25%, 08/05/2025(a)	EUR	11,000	13,453,048
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)	U.S.$	4,757	5,013,170
Service Properties Trust 4.75%, 10/01/2026		185	180,406

			18,646,624

			127,596,683

Total Corporates - Non-Investment Grade (cost $500,109,982)			507,613,698

MORTGAGE PASS-THROUGHS – 4.9%
Agency Fixed Rate 30-Year – 4.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		55,283	59,301,351
Series 2020 2.50%, 07/01/2050		16,851	17,425,612
3.50%, 01/01/2050		15,182	16,410,895
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		12,258	13,586,376

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	10	$12,050
Series 2007 5.50%, 09/01/2036-08/01/2037		14	16,650
Series 2008 5.50%, 03/01/2037-05/01/2038		1,442	1,669,713
Series 2012 3.50%, 02/01/2042-01/01/2043		32,516	35,287,872
Series 2013 3.50%, 04/01/2043		15,866	17,216,734
Series 2017 3.50%, 06/01/2047-01/01/2048		370	392,615
Series 2018 3.50%, 01/01/2048-05/01/2048		31,025	33,236,772
4.50%, 09/01/2048-12/01/2048		33,999	37,556,782
Series 2019 3.50%, 11/01/2049		12,196	13,038,354
Series 2020 2.50%, 07/01/2050		37,337	38,839,404
3.50%, 01/01/2050		25,842	27,804,669
Uniform Mortgage-Backed Security Series 2021 2.50%, 04/01/2051, TBA		33,500	34,350,585

Total Mortgage Pass-Throughs (cost $337,581,924)			346,146,434

QUASI-SOVEREIGNS – 4.9%
Quasi-Sovereign Bonds – 4.9%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		4,707	5,083,560

China – 3.7%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	684,540	112,438,645
Series 1903 3.30%, 02/01/2024		60,000	9,164,760
Series 1904 3.68%, 02/26/2026		598,250	92,349,995
Series 2004 3.43%, 01/14/2027		196,740	29,854,282
Series 2009 3.39%, 07/10/2027		131,150	19,845,066

			263,652,748

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)	U.S.$	3,134	$3,405,718
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(a)		7,936	7,978,160
4.125%, 05/15/2027(a)		5,492	5,899,616
5.50%, 11/22/2021(a)		3,874	3,981,746

			21,265,240

Mexico – 0.5%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		17,460	16,756,144
Petroleos Mexicanos 5.95%, 01/28/2031		4,771	4,556,305
6.84%, 01/23/2030		2,734	2,764,484
7.69%, 01/23/2050		9,575	8,847,300

			32,924,233

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		4,379	4,633,529

United Arab Emirates – 0.2%
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		2,820	2,933,308
3.875%, 07/18/2029(a)		2,170	2,273,075
4.848%, 09/26/2028(a)		7,850	8,752,750

			13,959,133

Total Quasi-Sovereigns (cost $325,299,218)			341,518,443

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.5%
Bellemeade Re Ltd. Series 2018-1A, Class M2 3.009% (LIBOR 1 Month + 2.90%), 04/25/2028(a)(d)		1,100	1,108,326
Series 2019-1A, Class M1B 1.859% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(d)		12,871	12,734,811
Series 2019-2A, Class M1C 2.109% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(d)		8,716	8,755,502
Series 2019-2A, Class M2 3.209% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(d)		5,800	5,840,533

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-3A, Class M1B 1.709% (LIBOR 1 Month + 1.60%), 07/25/2029(a)(d)	U.S.$	8,919	$8,959,474
Series 2019-3A, Class M1C 2.059% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(d)		10,500	10,460,433
Series 2019-4A, Class M1C 2.609% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(d)		5,676	5,704,400
Series 2020-3A, Class M1C 3.809% (LIBOR 1 Month + 3.70%), 10/25/2030(a)(d)		4,776	4,892,777
Series 2020-4A, Class M2A 2.709% (LIBOR 1 Month + 2.60%), 06/25/2030(a)(d)		3,525	3,530,879
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.409% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(d)		2,875	2,880,023
Series 2019-R03, Class 1M2 2.259% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(d)		1,909	1,913,819
Series 2019-R05, Class 1M2 2.109% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(d)		2,221	2,220,928
Series 2019-R06, Class 2M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(d)		4,503	4,508,865
Series 2019-R07, Class 1M2 2.209% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(d)		5,516	5,519,480
Series 2020-R01, Class 1M2 2.159% (LIBOR 1 Month + 2.05%), 01/25/2040(a)(d)		7,780	7,768,715
Series 2020-R02, Class 2M1 0.859% (LIBOR 1 Month + 0.75%), 01/25/2040(a)(d)		1,788	1,787,293
Eagle RE Ltd. Series 2018-1, Class M1 1.809% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(d)		4,843	4,865,584
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.359% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		6,463	6,447,099

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-DN3, Class M3 4.109% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	U.S.$	6,916	$7,019,760
Series 2014-HQ2, Class M3 3.859% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		1,343	1,381,711
Series 2014-HQ3, Class M3 4.859% (LIBOR 1 Month + 4.75%), 10/25/2024(d)		1,307	1,322,662
Series 2015-DNA1, Class M3 3.409% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		12,714	12,959,885
Series 2015-DNA3, Class M3 4.809% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		2,039	2,112,840
Series 2015-HQA1, Class M3 4.809% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		1,505	1,565,116
Series 2015-HQA2, Class M3 4.909% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		7,281	7,547,876
Series 2016-HQA1, Class M3 6.459% (LIBOR 1 Month + 6.35%), 09/25/2028(d)		355	378,681
Series 2017-DNA2, Class M2 3.559% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		7,204	7,465,842
Series 2017-DNA3, Class M2 2.609% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,378	7,517,943
Series 2017-HQA2, Class M2B 2.759% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,518,009
Series 2017-HQA3, Class M2 2.459% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		4,242	4,295,083
Series 2019-DNA3, Class M2 2.159% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(d)		1,195	1,192,696
Series 2019-DNA4, Class M2 2.059% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(d)		4,880	4,874,959
Series 2019-HQA1, Class M2 2.459% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(d)		3,856	3,860,947

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2020-DNA1, Class M2 1.809% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(d)	U.S.$	1,942	$1,935,600
Series 2020-HQA2, Class M2 3.209% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(d)		4,351	4,393,456
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 5.359% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		209	214,892
Series 2014-C01, Class M2 4.509% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		785	802,802
Series 2014-C04, Class 1M2 5.009% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		2,780	2,863,785
Series 2014-C04, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		4,543	4,583,340
Series 2015-C01, Class 1M2 4.409% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		4,855	4,912,881
Series 2015-C02, Class 1M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		3,638	3,681,038
Series 2015-C02, Class 2M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		2,856	2,892,763
Series 2015-C03, Class 1M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		847	869,027
Series 2015-C03, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		3,563	3,608,940
Series 2015-C04, Class 1M2 5.809% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,477	1,566,417
Series 2015-C04, Class 2M2 5.659% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		7,481	7,891,078
Series 2016-C01, Class 2M2 7.059% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,308	1,394,107
Series 2016-C02, Class 1M2 6.109% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		4,855	5,114,566

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-C02, Class 2M2 3.759% (LIBOR 1 Month + 3.65%), 09/25/2029(d)	U.S.$	11,159	$11,464,322
Series 2017-C02, Class 2M2C 3.759% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		7,419	7,618,278
Series 2017-C03, Class 1M2 3.109% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		3,683	3,765,292
Series 2017-C06, Class 2M2 2.909% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,338	1,344,981
Series 2018-C01, Class 1B1 3.659% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,496,265
Home Re Ltd. Series 2020-1, Class M1B 3.359% (LIBOR 1 Month + 3.25%), 10/25/2030(a)(d)		5,943	6,023,305
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.609% (LIBOR 1 Month + 5.50%), 10/25/2025(d)(h)		3,045	2,785,398
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.009% (LIBOR 1 Month + 1.90%), 11/26/2029(a)(d)		4,897	4,903,410
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(a)(d)		4,991	4,738,102
Series 2019-2R, Class A 2.865% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(d)		7,197	7,120,833
Series 2019-3R, Class A 2.815% (LIBOR 1 Month + 2.70%), 10/27/2022(a)(d)		966	967,489
Radnor Re Ltd. Series 2019-1, Class M1B 2.059% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(d)		4,623	4,635,738
Series 2019-2, Class M1B 1.859% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(d)		15,427	15,417,702

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2020-2, Class M1C 4.709% (LIBOR 1 Month + 4.60%), 10/25/2030(a)(d)	U.S.$	3,500	$3,557,917
STACR Trust Series 2018-DNA3, Class M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(d)		12,075	12,029,777
Triangle Re Ltd. Series 2021-1, Class M1A 1.807% (LIBOR 1 Month + 1.70%), 08/25/2033(a)(d)		1,948	1,944,803
Series 2021-1, Class M1B 3.107% (LIBOR 1 Month + 3.00%), 08/25/2033(a)(d)		7,238	7,164,321

			313,615,576

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,622	1,265,991
Series 2006-26CB, Class A6 6.25%, 09/25/2036		122	84,959
Series 2006-26CB, Class A8 6.25%, 09/25/2036		454	317,376
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		877	791,876
Series 2007-15CB, Class A19 5.75%, 07/25/2037		328	268,168
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		1,004	728,803
Series 2007-HY4, Class 1A1 3.023%, 09/25/2047		366	351,365
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.195%, 03/25/2037		213	212,141
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		646	412,207
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		789	767,218
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.897%, 12/28/2037		1,334	1,330,170

			6,530,274

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.359% (LIBOR 1 Month + 0.25%), 04/25/2037(d)	U.S.$	654	$176,326

Total Collateralized Mortgage Obligations (cost $314,205,203)			320,322,176

INFLATION-LINKED SECURITIES – 3.9%
France – 1.9%
French Republic Government Bond OAT Series OATE 0.10%, 03/01/2026(a)	EUR	106,022	136,399,518

Germany – 2.0%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(a)		106,068	137,304,590

Total Inflation-Linked Securities (cost $278,351,913)			273,704,108

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.106% (LIBOR 1 Month + 1.00%), 06/15/2035(a)(d)	U.S.$	14,000	13,987,071
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.106% (LIBOR 1 Month + 1.00%), 11/15/2033(a)(d)		6,275	6,125,430
BHMS Series 2018-ATLS, Class A 1.356% (LIBOR 1 Month + 1.25%), 07/15/2035(a)(d)		13,884	13,875,278
BHP Trust Series 2019-BXHP, Class C 1.628% (LIBOR 1 Month + 1.52%), 08/15/2036(a)(d)		5,180	5,178,441

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BX Trust Series 2018-EXCL, Class A 1.194% (LIBOR 1 Month + 1.09%), 09/15/2037(a)(d)	U.S.$	10,734	$10,412,951
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.14% (LIBOR 1 Month + 1.03%), 12/19/2030(a)(d)		18,535	18,523,529
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.056% (LIBOR 1 Month + 1.95%), 08/15/2032(a)(d)		5,035	4,911,222
Invitation Homes Trust Series 2018-SFR4, Class E 2.058% (LIBOR 1 Month + 1.95%), 01/17/2038(a)(d)		13,920	13,919,686
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.841% (LIBOR 1 Month + 1.73%), 11/15/2026(d)(h)		5,700	855,000
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.606% (LIBOR 1 Month + 1.50%), 07/15/2036(a)(d)		12,593	12,630,097
Starwood Retail Property Trust Series 2014-STAR, Class A 1.576% (LIBOR 1 Month + 1.47%), 11/15/2027(a)(d)		7,469	5,490,014

			105,908,719

Non-Agency Fixed Rate CMBS – 0.6%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	9,385,797
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.11%, 11/10/2046(a)		2,783	2,501,165
Series 2014-GC23, Class D 4.485%, 07/10/2047(a)		2,196	2,022,868
Commercial Mortgage Trust Series 2012-CR3, Class D 4.751%, 10/15/2045(a)		2,322	1,680,870
Series 2013-CR6, Class D 4.09%, 03/10/2046(a)		7,385	6,513,220
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,092	1,096,450

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Trust Series 2011-GC5, Class D 5.406%, 08/10/2044(a)	U.S.$	205	$124,870
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,686,318
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,621,050
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.425%, 08/15/2046(a)		890	797,337
Series 2012-CBX, Class E 5.135%, 06/15/2045(a)		2,946	1,238,165
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 5.051%, 02/15/2047(a)		4,250	4,410,327
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 4.885%, 08/15/2045(a)		1,600	1,248,086

			42,326,523

Total Commercial Mortgage-Backed Securities (cost $156,734,136)			148,235,242

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.965% (LIBOR 3 Month + 1.75%), 04/26/2031(a)(d)		4,580	4,499,067
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.845% (LIBOR 3 Month + 1.63%), 04/26/2031(a)(d)		4,035	4,035,387
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.403% (LIBOR 3 Month + 1.18%), 12/18/2030(a)(d)		17,519	17,520,484
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.369% (LIBOR 3 Month + 1.18%), 11/18/2031(a)(d)		8,984	8,985,096

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OZLM XVIII Ltd. Series 2018-18A, Class A 1.261% (LIBOR 3 Month + 1.02%), 04/15/2031(a)(d)	U.S.$	17,040	$16,974,686
OZLM XXII Ltd. Series 2018-22A, Class A1 1.293% (LIBOR 3 Month + 1.07%), 01/17/2031(a)(d)		7,190	7,168,743
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.384% (LIBOR 3 Month + 1.16%), 10/20/2031(a)(d)		8,500	8,500,306
Romark CLO III Ltd. Series 2019-3A, Class A1 1.611% (LIBOR 3 Month + 1.37%), 07/15/2032(a)(d)		11,840	11,844,499
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.241% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(d)		24,065	24,023,079
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.381% (LIBOR 3 Month + 1.14%), 01/15/2031(a)(d)		9,455	9,454,745
Series 2017-4A, Class B 1.632% (LIBOR 3 Month + 1.45%), 11/20/2030(a)(d)		6,000	6,000,474
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.454% (LIBOR 3 Month + 1.23%), 01/20/2032(a)(d)		4,510	4,510,162

Total Collateralized Loan Obligations (cost $123,644,606)			123,516,728

GOVERNMENTS – SOVEREIGN BONDS – 1.0%
Chile – 0.2%
Chile Government International Bond 1.625%, 01/30/2025	EUR	8,167	10,170,045

Indonesia – 0.5%
Indonesia Government International Bond 1.10%, 03/12/2033		5,079	5,780,437
3.375%, 07/30/2025(a)		3,484	4,535,112
5.875%, 01/15/2024(a)	U.S.$	23,061	26,044,517

			36,360,066

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	20,730	$22,977,910

Total Governments – Sovereign Bonds (cost $67,335,532)			69,508,021

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.9%
Canada – 0.9%
Province of Ontario Canada 2.40%, 06/02/2026	CAD	14,705	12,279,778
2.60%, 06/02/2027		20,205	17,006,222
Province of Quebec Canada 2.75%, 09/01/2027		39,625	33,737,014

Total Local Governments – Provincial Bonds (cost $62,731,424)			63,023,014

EMERGING MARKETS – SOVEREIGNS – 0.8%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)	U.S.$	11,462	11,311,561
7.375%, 05/14/2030(a)		1,132	1,256,166

			12,567,727

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		14,050	13,136,750

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	3,350	3,820,510
5.875%, 10/17/2031(a)		4,855	6,010,157

			9,830,667

Oman – 0.0%
Oman Government International Bond 4.875%, 02/01/2025(a)	U.S.$	1,929	2,010,380

Senegal – 0.1%
Senegal Government International Bond 6.25%, 07/30/2024(a)		8,600	9,245,000

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		10,325	10,173,352

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.75%, 09/30/2049	U.S.$	200	$184,125

			10,357,477

Total Emerging Markets – Sovereigns (cost $54,916,549)			57,148,001

EMERGING MARKETS – CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,785	8,806,523
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,335	2,223,310
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,952	1,991,040

			13,020,873

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(a)		9,332	9,112,698
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,972	6,225,362
6.95%, 01/17/2028(a)		3,805	4,175,643
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	226,923

			19,740,626

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	884,768

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,023	1,049,081
BRF SA 4.875%, 01/24/2030(a)		1,631	1,662,030
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		446	466,482
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h)(i)(j)		4,300	23,329

			3,200,922

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	4,159,467
Petrobras Global Finance BV 5.093%, 01/15/2030		5	5,192

			4,164,659

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.0%
MercadoLibre, Inc. 2.375%, 01/14/2026	U.S.$	379	$376,068
3.125%, 01/14/2031		367	349,171

			725,239

			41,737,087

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(k)		4,594	751,631
5.25%, 12/27/2033(a)(k)		1,452	237,620
7.125%, 12/26/2046(a)(k)		1,982	319,110

			1,308,361

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		1,155	1,183,899

Total Emerging Markets – Corporate Bonds (cost $59,696,748)			44,229,347

GOVERNMENTS – SOVEREIGN AGENCIES – 0.4%
Canada – 0.4%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a)	CAD	16,620	13,689,516
1.80%, 12/15/2024(a)		16,805	13,809,866

Total Governments – Sovereign Agencies (cost $27,486,443)			27,499,382

		Shares
COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(f)(g)(i)(l)		17,097	16,897,866

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	458,786
SandRidge Energy, Inc.(i)		4,459	17,435

			476,221

Total Common Stocks (cost $22,782,272)			17,374,087

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 2.953% (LIBOR 3 Month + 2.75%), 02/05/2025(m)	U.S.$	1,220	$1,209,258

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.865% (LIBOR 1 Month + 3.75%), 11/16/2025(m)		5,087	5,072,289

Technology – 0.1%
athenahealth, Inc. 4.453% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		9,435	9,442,511

Total Bank Loans (cost $15,548,540)			15,724,058

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	3,186,597
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		5,203	5,292,075

Total Asset-Backed Securities (cost $8,211,445)			8,478,672

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $3,400,000)		3,400	4,146,295

COVERED BONDS – 0.1%
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a) (cost $3,784,408)	EUR	3,299	3,853,263

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 05/15/2029	U.S.$	95	$128,361
6.625%, 11/15/2030		150	213,758

Total Agencies (cost $292,922)			342,119

		Shares
WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f)(g)(i)		27	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(f)(g)(i)		42,267	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		3,861	42
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,625	26

Total Warrants (cost $27,079)			68

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(n)(o)(p) (cost $152,978,629)		152,978,629	152,978,629

		Principal Amount (000)
Time Deposits – 0.2%
BBH, Grand Cayman 5.40%, 04/01/2021	ZAR	5	344
Citibank, London (0.76)%, 04/01/2021	EUR	8,838	10,364,645
Sumitomo Trust Bank, London 0.00%, 04/01/2021	U.S.$	347	347,068

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sumitomo, Tokyo (0.31)%, 04/01/2021	JPY	66,610	$601,576

Total Time Deposits (cost $11,313,633)			11,313,633

Total Short-Term Investments (cost $164,292,262)			164,292,262

Total Investments – 99.5% (cost $7,003,927,612)			6,990,471,601
Other assets less liabilities – 0.5%			38,207,467

Net Assets – 100.0%			$7,028,679,068

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	420	June 2021	$84,361,223	$88,656
Japan 10 Yr Bond (OSE) Futures	33	June 2021	45,051,072	75,999
U.S. 10 Yr Ultra Futures	16	June 2021	2,299,000	(80,891)
U.S. Long Bond (CBT) Futures	13	June 2021	2,009,719	(52,617)
U.S. T-Note 5 Yr (CBT) Futures	1,859	June 2021	229,397,696	(861,710)
U.S. T-Note 10 Yr (CBT) Futures	16	June 2021	2,095,000	(52,859)
U.S. Ultra Bond (CBT) Futures	13	June 2021	2,355,844	(111,383)

Sold Contracts
Canadian 10 Yr Bond Futures	805	June 2021	88,891,422	417,753
Euro-BOBL Futures	747	June 2021	118,331,011	(48,292)
U.S. 10 Yr Ultra Bond Futures	1,694	June 2021	243,406,625	5,365,625
U.S. T-Note 5 Yr (CBT) Futures	47	June 2021	5,799,727	80,594

				$4,820,875

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	71,562	IDR	1,005,562,205	04/15/2021	$(2,621,900)
Australia and New Zealand Banking Group Ltd.	EUR	13,176	USD	15,771	05/27/2021	302,344
Australia and New Zealand Banking Group Ltd.	EUR	7,165	USD	8,406	05/27/2021	(6,092)
Bank of America, NA	USD	13,873	EUR	11,802	05/27/2021	(18,156)
Barclays Bank PLC	BRL	346,387	USD	60,798	04/05/2021	(741,530)

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	63,662	BRL	346,387	04/05/2021	$(2,122,398)
BNP Paribas SA	GBP	215,121	USD	293,111	04/09/2021	(3,458,349)
BNP Paribas SA	USD	12,433	GBP	9,046	04/09/2021	38,805
BNP Paribas SA	USD	35,208	GBP	25,348	04/09/2021	(262,694)
BNP Paribas SA	NOK	216,976	USD	25,119	04/15/2021	(248,960)
BNP Paribas SA	SEK	296,517	USD	36,002	04/15/2021	2,046,538
BNP Paribas SA	MXN	785,361	USD	37,517	04/16/2021	(860,291)
BNP Paribas SA	CAD	406,034	USD	319,911	04/22/2021	(3,198,741)
BNP Paribas SA	JPY	7,759,263	USD	71,367	05/20/2021	1,259,008
BNP Paribas SA	EUR	722,439	USD	863,250	05/27/2021	15,102,466
BNP Paribas SA	USD	1,675	EUR	1,421	05/27/2021	(6,761)
BNP Paribas SA	USD	36,574	NZD	51,100	05/27/2021	(889,729)
BNP Paribas SA	PLN	275,447	USD	70,260	06/24/2021	531,225
Brown Brothers Harriman & Co.	GBP	29,439	USD	40,467	04/09/2021	(117,645)
Brown Brothers Harriman & Co.	USD	13,636	GBP	9,778	04/09/2021	(156,051)
Brown Brothers Harriman & Co.	NOK	2,757	USD	324	04/15/2021	2,130
Brown Brothers Harriman & Co.	SEK	9,150	USD	1,099	04/15/2021	51,567
Brown Brothers Harriman & Co.	USD	13,987	CAD	17,736	04/22/2021	126,819
Brown Brothers Harriman & Co.	EUR	7,020	USD	8,371	05/27/2021	130,190
Citibank, NA	BRL	325,316	USD	58,268	04/05/2021	471,535
Citibank, NA	USD	57,100	BRL	325,316	04/05/2021	696,422
Citibank, NA	ZAR	521,082	USD	35,226	04/08/2021	(61,582)
Citibank, NA	GBP	11,541	USD	16,044	04/09/2021	132,853
Citibank, NA	INR	5,185,269	USD	70,024	04/15/2021	(670,687)
Citibank, NA	CNH	69,488	USD	10,586	04/22/2021	15,036
Citibank, NA	USD	72,305	KRW	79,836,124	04/22/2021	(1,505,886)
Citibank, NA	TWD	1,008,532	USD	36,642	04/27/2021	1,129,368
Citibank, NA	USD	36,241	TWD	1,001,300	04/27/2021	(982,487)
Citibank, NA	CHF	24,987	USD	28,134	05/06/2021	1,674,251
Citibank, NA	COP	124,588,877	USD	35,271	05/20/2021	1,278,006
Citibank, NA	USD	34,449	COP	127,754,994	05/20/2021	407,215
Citibank, NA	EUR	722,439	USD	862,691	06/09/2021	14,299,274
Credit Suisse International	ZAR	461,462	USD	31,680	04/08/2021	430,320
Credit Suisse International	NOK	92,990	USD	10,810	04/15/2021	(61,713)
Deutsche Bank AG	USD	70,073	INR	5,210,960	04/15/2021	972,598
Deutsche Bank AG	COP	49,563,545	USD	13,856	05/20/2021	333,345
Deutsche Bank AG	USD	6,803	PEN	25,128	05/20/2021	(91,486)
Deutsche Bank AG	USD	1,474	EUR	1,245	05/27/2021	(12,303)
Deutsche Bank AG	AUD	484,097	USD	369,462	06/04/2021	1,666,809
Goldman Sachs Bank USA	USD	123,906	CAD	155,773	04/22/2021	53,047
HSBC Bank USA	USD	10,228	EUR	8,609	05/27/2021	(121,256)
JPMorgan Chase Bank, NA	ZAR	1,041,142	USD	69,299	04/08/2021	(1,207,473)
JPMorgan Chase Bank, NA	USD	86,051	GBP	63,241	04/09/2021	1,134,668
JPMorgan Chase Bank, NA	IDR	997,757,864	USD	70,207	04/15/2021	1,802,251
JPMorgan Chase Bank, NA	USD	36,700	NOK	309,225	04/15/2021	(546,117)
JPMorgan Chase Bank, NA	USD	35,337	SEK	296,064	04/15/2021	(1,434,115)

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	43,748	CAD	54,606	04/22/2021	$(294,871)
JPMorgan Chase Bank, NA	COP	49,563,545	USD	13,791	05/20/2021	267,996
JPMorgan Chase Bank, NA	USD	35,044	JPY	3,765,484	05/20/2021	(1,021,874)
Morgan Stanley Capital Services LLC	USD	75,380	GBP	55,160	04/09/2021	664,753
Morgan Stanley Capital Services LLC	CNH	2,167,478	USD	333,591	04/22/2021	3,863,220
Morgan Stanley Capital Services LLC	KRW	40,284,221	USD	36,438	04/22/2021	713,919
Morgan Stanley Capital Services LLC	JPY	76,166,126	USD	718,859	05/20/2021	30,668,692
Morgan Stanley Capital Services LLC	EUR	50,352	USD	59,441	05/27/2021	327,259
Morgan Stanley Capital Services LLC	NZD	99,889	USD	72,399	05/27/2021	2,645,185
Morgan Stanley Capital Services LLC	MYR	120,125	USD	29,040	09/23/2021	150,507
Standard Chartered Bank	IDR	509,446,751	USD	36,085	04/15/2021	1,158,550
Standard Chartered Bank	USD	34,930	IDR	497,734,963	04/15/2021	(806,090)
Standard Chartered Bank	KRW	39,356,047	USD	35,049	04/22/2021	147,433
Standard Chartered Bank	KRW	40,002,502	USD	35,150	04/22/2021	(324,693)
UBS AG	USD	65,295	ZAR	989,784	04/08/2021	1,732,866
UBS AG	USD	23,557	MXN	486,739	04/16/2021	227,448
UBS AG	USD	26,836	CHF	25,022	05/06/2021	(340,066)
UBS AG	USD	102,707	JPY	10,868,145	05/20/2021	(4,508,748)
UBS AG	USD	70,224	RUB	5,242,237	05/25/2021	(1,279,155)

						$58,676,019

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
BRL	412,310	01/02/2023	1 Day CDI	4.910%	Maturity	$(1,307,246)	$	– 0	–	$(1,307,246)
BRL	236,663	01/02/2023	1 Day CDI	4.590%	Maturity	(684,265)		– 0	–	(684,265)
BRL	236,663	01/02/2023	4.590%	1 Day CDI	Maturity	1,321,508		635,622		685,886
BRL	216,638	01/02/2023	1 Day CDI	4.915%	Maturity	(691,855)		– 0	–	(691,855)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual	8,343,178		– 0	–	8,343,178
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(43,835)		– 0	–	(43,835)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/Semi-Annual	11,770		1		11,769
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/Semi-Annual	16,351		9,466		6,885
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	5,475,048		– 0	–	5,475,048
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(7,607,604)		– 0	–	(7,607,604)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	7,006,168		357,073		6,649,095

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	$(8,017,288)	$	– 0	–	$(8,017,288)

						$3,821,930		$1,002,162		$2,819,768

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	1,088	$(293,107)	$(118,661)	$(174,446)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2,925	(787,751)	(162,598)	(625,153)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,000	(1,346,583)	(696,525)	(650,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6,500	(1,750,558)	(904,422)	(846,136)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	53	(14,278)	(3,579)	(10,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	564	(151,989)	(64,176)	(87,813)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	618	(166,489)	(66,591)	(99,898)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	244	(65,734)	(25,569)	(40,165)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	279	(75,186)	(24,271)	(50,915)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	558	(150,372)	(53,500)	(96,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	557	(150,102)	(49,351)	(100,751)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	575	(154,953)	(47,128)	(107,825)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	979	(263,743)	(101,853)	(161,890)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,611	(434,003)	(168,725)	(265,278)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,260	(339,339)	(72,333)	(267,006)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,520	(409,615)	(111,988)	(297,627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2,709	(729,579)	(155,516)	(574,063)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3,346	(901,691)	(280,661)	(621,030)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,000	(1,347,417)	(384,771)	(962,646)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	10,000	$(2,694,833)	$(745,029)	$(1,949,804)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	10,000	(2,694,833)	(736,761)	(1,958,072)

						$(14,922,155)	$(4,974,008)	$(9,948,147)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at March 31, 2021
Barclays Capital, Inc.†	4,062	USD	(0.25	)%*	—	$4,061,994

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2021.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Corporates – Investment Grade	$4,061,994	$	– 0 –	$	– 0 –	$	– 0 –	$4,061,994

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $3,242,837,203 or 46.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2021.

(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Fair valued by the Adviser.

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of March 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.609%, 10/25/2025	09/18/2015	$3,041,623	$2,785,398	0.04%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.841%, 11/15/2026	11/13/2015	5,510,472	855,000	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,183,899	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013	3,886,876	23,329	0.00%

(i)	Non-income producing security.

(j)	Defaulted matured security.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2021.

(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	$17,097,070	$16,897,866	0.24%

(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2021.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(o)	The rate shown represents the 7-day yield as of period end.

(p)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $6,850,948,983)	$6,837,492,972
Affiliated issuers (cost $152,978,629)	152,978,629
Cash collateral due from broker	29,101,872
Foreign currencies, at value (cost $13,771,847)	13,552,145
Receivable for investment securities sold and foreign currency transactions	243,688,847
Unrealized appreciation on forward currency exchange contracts	88,655,918
Unaffiliated dividends and interest receivable	40,976,525
Receivable for capital stock sold	15,860,646
Receivable for variation margin on centrally cleared swaps	4,408,212
Receivable for variation margin on futures	690,972
Affiliated dividends receivable	9,761

Total assets	7,427,416,499

Liabilities
Due to Custodian	71,179
Payable for investment securities purchased	329,203,039
Unrealized depreciation on forward currency exchange contracts	29,979,899
Market value of credit default swaps (net premiums received $4,974,008)	14,922,155
Cash collateral due to broker	7,370,000
Payable for capital stock redeemed	5,948,330
Payable for reverse repurchase agreements	4,061,994
Advisory fee payable	2,698,129
Dividends payable	1,296,312
Payable for newly entered interest rate swaps	635,622
Distribution fee payable	202,580
Transfer Agent fee payable	182,298
Administrative fee payable	16,044
Accrued expenses and other liabilities	2,149,850

Total liabilities	398,737,431

Net Assets	$7,028,679,068

Composition of Net Assets
Capital stock, at par	$831,372
Additional paid-in capital	6,948,586,325
Distributable earnings	79,261,371

$7,028,679,068

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$610,706,643	72,185,110	$8.46	*

C	$54,188,429	6,384,356	$8.49

Advisor	$4,799,588,055	567,807,364	$8.45

R	$51,892,774	6,136,136	$8.46

K	$14,910,215	1,762,634	$8.46

I	$881,386,499	104,252,439	$8.45

Z	$616,006,453	72,844,249	$8.46

*	The maximum offering price per share for Class A shares was $8.84, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2021 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $117,700)	$69,709,702
Dividends
Unaffiliated issuers	323,420
Affiliated issuers	24,874	$70,057,996

Expenses
Advisory fee (see Note B)	15,865,831
Transfer agency—Class A	233,798
Transfer agency—Class C	22,465
Transfer agency—Advisor Class	1,734,367
Transfer agency—Class R	71,158
Transfer agency—Class K	16,013
Transfer agency—Class I	282,510
Transfer agency—Class Z	60,002
Distribution fee—Class A	801,072
Distribution fee—Class C	300,446
Distribution fee—Class R	136,843
Distribution fee—Class K	20,017
Custody and accounting	351,565
Printing	164,020
Registration fees	105,657
Directors’ fees	61,352
Audit and tax	60,930
Legal	46,692
Administrative	38,535
Miscellaneous	148,817

Total expenses	20,522,090
Less: expenses waived and reimbursed by the Adviser (see Note B)	(53,912)

Net expenses		20,468,178

Net investment income		49,589,818

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$55,996,548 (a)
Forward currency exchange contracts	(95,456,959)
Futures	(213,706)
Swaps	(9,162,964)
Swaptions written	969,279
Foreign currency transactions	82,061,504
Net change in unrealized appreciation/depreciation on:
Investments	(193,823,139)
Forward currency exchange contracts	66,143,877
Futures	10,135,555
Swaps	7,689,154
Foreign currency denominated assets and liabilities	(1,009,340)

Net loss on investment and foreign currency transactions	(76,670,191)

Net Decrease in Net Assets from Operations	$(27,080,373)

(a)	Net of foreign capital gains taxes of $7,348.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$49,589,818		$129,675,429
Net realized gain on investment and foreign currency transactions	34,193,702		114,470,841
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(110,863,893)		(82,967,586)
Contributions from Affiliates (see Note B)	– 0	–	9,363

Net increase (decrease) in net assets from operations	(27,080,373)		161,188,047
Distributions to Shareholders
Class A	(9,425,276)		(21,371,141)
Class B	– 0	–	(336)
Class C	(656,892)		(2,010,088)
Advisor Class	(75,212,953)		(153,516,043)
Class R	(685,606)		(1,586,598)
Class K	(228,805)		(541,985)
Class I	(13,893,181)		(26,173,708)
Class Z	(9,648,668)		(19,098,819)
Capital Stock Transactions
Net increase (decrease)	289,989,192		(292,234,642)

Total increase (decrease)	153,157,438		(355,345,313)
Net Assets
Beginning of period	6,875,521,630		7,230,866,943

End of period	$7,028,679,068		$6,875,521,630

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

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NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable

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NOTES TO FINANCIAL STATEMENTS (continued)

data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,738,157,648	$	– 0	–	$2,738,157,648
Corporates – Investment Grade		– 0	–	1,715,638,535		– 0	–	1,715,638,535
Corporates – Non-Investment Grade		– 0	–	484,921,526		22,692,172		507,613,698
Mortgage Pass-Throughs		– 0	–	346,146,434		– 0	–	346,146,434
Quasi-Sovereigns		– 0	–	341,518,443		– 0	–	341,518,443
Collateralized Mortgage Obligations		– 0	–	320,322,176		– 0	–	320,322,176
Inflation-Linked Securities		– 0	–	273,704,108		– 0	–	273,704,108
Commercial Mortgage-Backed Securities		– 0	–	148,235,242		– 0	–	148,235,242
Collateralized Loan Obligations		– 0	–	123,516,728		– 0	–	123,516,728
Governments – Sovereign Bonds		– 0	–	69,508,021		– 0	–	69,508,021

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Local Governments – Provincial Bonds	$	– 0	–	$63,023,014		$	– 0	–	$63,023,014
Emerging Markets – Sovereigns		– 0	–	57,148,001			– 0	–	57,148,001
Emerging Markets – Corporate Bonds		– 0	–	44,229,347			– 0	–	44,229,347
Governments – Sovereign Agencies		– 0	–	27,499,382			– 0	–	27,499,382
Common Stocks		476,221		– 0	–		16,897,866		17,374,087
Bank Loans		– 0	–	15,724,058			– 0	–	15,724,058
Asset-Backed Securities		– 0	–	8,478,672			– 0	–	8,478,672
Local Governments – US Municipal Bonds		– 0	–	4,146,295			– 0	–	4,146,295
Covered Bonds		– 0	–	3,853,263			– 0	–	3,853,263
Agencies		– 0	–	342,119			– 0	–	342,119
Warrants		68		– 0	–		0	#	68
Short-Term Investments:
Investment Companies		152,978,629		– 0	–		– 0	–	152,978,629
Time Deposits		– 0	–	11,313,633			– 0	–	11,313,633

Total Investments in Securities		153,454,918		6,797,426,645			39,590,038		6,990,471,601
Other Financial Instruments*:
Assets
Futures		6,028,627		– 0	–		– 0	–	6,028,627	†
Forward Currency Exchange Contracts		– 0	–	88,655,918			– 0	–	88,655,918
Centrally Cleared Interest Rate Swaps		– 0	–	22,174,023			– 0	–	22,174,023	†
Liabilities
Futures		(1,207,752)		– 0	–		– 0	–	(1,207,752	)†
Forward Currency Exchange Contracts		– 0	–	(29,979,899)			– 0	–	(29,979,899)
Centrally Cleared Interest Rate Swaps		– 0	–	(18,352,093)			– 0	–	(18,352,093	)†
Credit Default Swaps		– 0	–	(14,922,155)			– 0	–	(14,922,155)
Reverse Repurchase Agreements		(4,061,994)		– 0	–		– 0	–	(4,061,994)

Total		$154,213,799		$6,845,002,439			$39,590,038		$7,038,806,276

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily.

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Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2021, the reimbursement for such services amounted to $38,535.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $699,814 for the six months ended March 31, 2021.

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AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,199 from the sale of Class A shares and received $2,072 and $4,966 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2021.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2021, such waiver amounted to $53,912.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2021 is as follows:

Fund	Market Value 9/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$165,102	$1,465,607	$1,477,730	$152,979	$25

During the year ended September 30, 2020, the Adviser reimbursed the Fund $9,363, for trading losses incurred due to trade entry errors.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

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Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolios’ investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,556,444, $1,305,914 and $311,572 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2021, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$3,461,063,576	$3,465,092,163
U.S. government securities	1,868,340,286	1,253,225,787

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$282,101,763
Gross unrealized depreciation	(239,189,259)

Net unrealized appreciation	$42,912,504

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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During the six months ended March 31, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2021, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities,

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including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

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The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended March 31, 2021, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis,

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with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates

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rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2021, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

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Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to

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terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2021, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on futures	$6,028,627	*	Receivable/ Payable for variation margin on futures	$1,207,752	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	21,171,861	*	Receivable/ Payable for variation margin on centrally cleared swaps	18,352,093	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	88,655,918		Unrealized depreciation on forward currency exchange contracts	29,979,899

Credit contracts				Market value of credit default swaps	14,922,155

Total		$115,856,406			$64,461,899

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(1,721,990)	$(5,803,507)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(213,706)	10,135,555

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/ depreciation on swaptions written	969,279	– 0	–

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/ depreciation on forward currency exchange contracts	(95,456,959)	66,143,877

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(7,440,974)	13,492,661

Total		$(103,864,350)	$83,968,586

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2021:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$160,081,350	(a)
Average notional amount of sale contracts	$90,081,350	(a)

Centrally Cleared Interest Rate Swaps
Average notional amount	$757,464,650

Credit Default Swaps:
Average notional amount of buy contracts	$38,576,331	(a)
Average notional amount of sale contracts	$72,545,286

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,658,106,755
Average principal amount of sale contracts	$5,109,747,044

Futures:
Average notional amount of buy contracts	$641,030,961
Average notional amount of sale contracts	$421,778,246

Swaptions Written:
Average notional amount	$53,271,090	(b)

(a)	Positions were open for five months during the reporting period.

(b)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Australia & New Zealand Bank Group Ltd.	$302,344	$(302,344)	$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas SA	18,978,042	(8,925,525)		– 0	–		– 0	–		10,052,517
Brown Brothers Harriman & Co.	310,706	(273,696)		– 0	–		– 0	–		37,010
Citibank, NA / Citigroup Global Markets, Inc	20,103,960	(3,513,749)		(1,220,000)			– 0	–		15,370,211

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Credit Suisse International	$430,320	$(430,320)	$	– 0	–	$	– 0	–	$	– 0	–
Deutsche Bank AG	2,972,752	(436,545)	(270,000)	(867,770)	1,398,437
Goldman Sachs Bank USA /
Goldman Sachs International	53,047	(53,047)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	3,204,915	(3,204,915)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	39,033,535	– 0	–	(1,200,000)	– 0	–	37,833,535
Standard Chartered Bank	1,305,983	(1,130,783)	(175,200)	– 0	–	– 0	–
UBS AG	1,960,314	(1,960,314)	– 0	–	– 0	–	– 0	–

Total	$88,655,918	$(20,231,238)	$(2,865,200)	$(867,770)	$64,691,710	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Australia & New Zealand Bank Group Ltd.	$2,627,992	$(302,344)		$(1,351,500)		$(933,446)		$40,702
Bank of America, NA.	18,156	– 0	–	– 0	–	– 0	–	18,156
Barclays Bank PLC	2,863,928	– 0	–	(2,689,000)		(174,928)		– 0	–
BNP Paribas SA	8,925,525	(8,925,525)		– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	273,696	(273,696)		– 0	–	– 0	–	– 0	–
Citibank, NA / Citigroup Global Markets, Inc	3,513,749	(3,513,749)		– 0	–	– 0	–	– 0	–
Credit Suisse International	3,946,605	(430,320)		(3,516,285)		– 0	–	– 0	–
Deutsche Bank AG	436,545	(436,545)		– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA /
Goldman Sachs International	10,411,400	(53,047)		(9,810,806)		(547,547)		– 0	–
HSBC Bank USA	121,256	– 0	–	– 0	–	– 0	–	121,256
JPMorgan Chase Bank, NA	4,504,450	(3,204,915)		– 0	–	– 0	–	1,299,535

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Standard Chartered Bank	$1,130,783	$(1,130,783)	$	– 0	–	$	– 0	–	$	– 0	–
UBS AG	6,127,969	(1,960,314)		– 0	–		(1,635,781)			2,531,874

Total	$44,902,054	$(20,231,238)		$(17,367,591)			$(3,291,702)			$4,011,523	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

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The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2021, the Fund earned drop income of $201,297 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2021, the average amount of reverse repurchase agreements outstanding was $1,028,702 and the daily weighted average interest rate was (0.34)%. During the period, the Fund received net interest payments from counterparties. At March 31, 2021, the Fund had reverse repurchase agreements outstanding in the amount of $4,061,994 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2021:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
BNP Paribas Americas	$4,061,994	$(4,043,620)	$18,374

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)			Year Ended September 30, 2020

Class A
Shares sold	4,897,767		10,738,710		$42,266,515		$91,750,367

Shares issued in reinvestment of dividends	857,168		1,895,547		7,390,923		16,165,988

Shares converted from Class B	– 0	–	37,307		– 0	–	319,817

Shares converted from Class C	554,104		2,582,148		4,783,178		22,160,878

Shares redeemed	(10,267,223)		(26,633,144)		(88,519,141)		(226,661,075)

Net decrease	(3,958,184)		(11,379,432)		$(34,078,525)		$(96,264,025)

Class B
Shares sold	– 0	–	40	$	– 0	–	$348

Shares issued in reinvestment of dividends	– 0	–	31		– 0	–	263

Shares converted to Class A	– 0	–	(37,306)		– 0	–	(319,817)

Shares redeemed	– 0	–	(485)		– 0	–	(4,176)

Net decrease	– 0	–	(37,720)	$	– 0	–	$(323,382)

Class C
Shares sold	351,969		781,663		$3,036,217		$6,731,063

Shares issued in reinvestment of dividends	63,613		187,983		550,842		1,606,232

Shares converted to Class A	(552,348)		(2,573,568)		(4,783,178)		(22,160,878)

Shares redeemed	(1,100,777)		(2,744,789)		(9,519,878)		(23,399,569)

Net decrease	(1,237,543)		(4,348,711)		$(10,715,997)		$(37,223,152)

Advisor Class
Shares sold	84,433,574		142,813,784		$727,051,017		$1,219,584,402

Shares issued in reinvestment of dividends	6,955,700		13,095,358		59,897,050		111,608,272

Shares redeemed	(62,615,130)		(176,369,073)		(538,690,380)		(1,488,909,588)

Net increase (decrease)	28,774,144		(20,459,931)		$248,257,687		$(157,716,914)

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	Shares		Amount
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Class R
Shares sold	816,391	1,730,005	$7,031,603	$14,729,380

Shares issued in reinvestment of dividends	79,252	186,236	682,762	1,585,540

Shares redeemed	(1,306,528)	(3,384,605)	(11,273,670)	(28,638,182)

Net decrease	(410,885)	(1,468,364)	$(3,559,305)	$(12,323,262)

Class K
Shares sold	340,191	731,792	$2,929,961	$6,237,920

Shares issued in reinvestment of dividends	26,452	63,425	227,885	540,461

Shares redeemed	(532,876)	(1,126,141)	(4,598,573)	(9,565,477)

Net decrease	(166,233)	(330,924)	$(1,440,727)	$(2,787,096)

Class I
Shares sold	14,447,861	29,852,757	$124,676,698	$255,331,385

Shares issued in reinvestment of dividends	1,556,450	2,957,299	13,399,395	25,204,149

Shares redeemed	(10,974,050)	(32,049,234)	(94,399,072)	(270,635,233)

Net increase	5,030,261	760,822	$43,677,021	$9,900,301

Class Z
Shares sold	13,328,476	41,558,012	$114,755,085	$353,299,435

Shares issued in reinvestment of dividends	1,117,893	2,225,855	9,623,908	18,965,173

Shares redeemed	(8,889,474)	(43,550,786)	(76,529,955)	(367,761,720)

Net increase	5,556,895	233,081	$47,849,038	$4,502,888

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with

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NOTES TO FINANCIAL STATEMENTS (continued)

longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Transition and Associated Risk—A Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification

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NOTES TO FINANCIAL STATEMENTS (continued)

provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2021.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2021 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$224,298,718	$188,924,507

Total taxable distributions paid	$224,298,718	$188,924,507

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$48,201,776	(a)
Other losses	(4,038,705	)(b)
Unrealized appreciation/(depreciation)	177,799,267	(c)

Total accumulated earnings/(deficit)	$221,962,338	(d)

(a)	During the fiscal year, the Fund utilized $29,099,037 of capital loss carry forwards to offset current year net realized gains.

(b)	As of September 30, 2020, the Fund had a qualified late-year ordinary loss deferral of $3,898,521. As of September 30, 2020, the cumulative deferred loss on straddles was $140,184.

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NOTES TO FINANCIAL STATEMENTS (continued)

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of callable bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2020, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

As of March 31, 2021, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Effective May 31, 2021, Class C shares will automatically convert to Class A shares after eight years instead of ten years.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.67		$ 8.19		$ 8.43		$ 8.59		$ 8.34

Income From Investment Operations

Net investment income(a)(b)	.05		.14		.17		.18		.18		.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.07		.52		(.22)		(.09)		.39

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.03)		.21		.69		(.04)		.09		.56

Less: Dividends and Distributions

Dividends from net investment income	(.07)		(.26)		(.21)		(.20)		(.18)		(.30)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.13)		(.26)		(.21)		(.20)		(.25)		(.31)

Net asset value, end of period	$ 8.46		$ 8.62		$ 8.67		$ 8.19		$ 8.43		$ 8.59

Total Return

Total investment return based on net asset value(d)*	(.53)%		2.44	%^	8.58%		(.50)%		1.10%		6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$610,707		$656,731		$758,638		$810,782		$1,002,880		$1,293,750

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.80	%(f)	.80%		.81%		.81%		.82%		.85%

Expenses, before waivers/reimbursements(e)	.80	%(f)	.80%		.81%		.82%		.83%		.85%

Net investment income(b)	1.20	%(f)	1.62%		2.02%		2.16%		2.09%		2.05%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.65		$ 8.70		$ 8.21		$ 8.46		$ 8.62		$ 8.36

Income From Investment Operations

Net investment income(a)(b)	.02		.08		.11		.12		.11		.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.06		.53		(.23)		(.08)		.40

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.07)		.14		.64		(.11)		.03		.51

Less: Dividends and Distributions

Dividends from net investment income	(.03)		(.19)		(.15)		(.14)		(.12)		(.24)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.09)		(.19)		(.15)		(.14)		(.19)		(.25)

Net asset value, end of period	$ 8.49		$ 8.65		$ 8.70		$ 8.21		$ 8.46		$ 8.62

Total Return

Total investment return based on net asset value(d)*	(.79)%		1.66%		7.87%		(1.36)%		.34%		6.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,188		$65,949		$104,089		$146,309		$219,785		$349,965

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.55	%(f)	1.55%		1.56%		1.56%		1.57%		1.58%

Expenses, before waivers/reimbursements(e)	1.55	%(f)	1.55%		1.56%		1.56%		1.57%		1.58%

Net investment income(b)	.44	%(f)	.93%		1.26%		1.38%		1.34%		1.30%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33

Income From Investment Operations

Net investment income(a)(b)	.06		.16		.19		.20		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.08		.52		(.22)		(.09)		.38

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.03)		.24		.71		(.02)		.11		.58

Less: Dividends and Distributions

Dividends from net investment income	(.08)		(.28)		(.23)		(.22)		(.20)		(.32)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.14)		(.28)		(.23)		(.22)		(.27)		(.33)

Net asset value, end of period	$ 8.45		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Total Return

Total investment return based on net asset value(d)*	(.41)%		2.82%		8.86%		(.25)%		1.35%		7.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,799,588		$4,645,021		$4,845,448		$4,570,491		$4,372,280		$3,275,362

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55	%(f)	.55%		.56%		.56%		.58%		.58%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.55%		.56%		.57%		.58%		.58%

Net investment income(b)	1.45	%(f)	1.91%		2.26%		2.44%		2.34%		2.33%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33

Income From Investment Operations

Net investment income(a)(b)	.03		.10		.13		.15		.14		.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.08		.53		(.23)		(.09)		.40

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.05)		.18		.66		(.08)		.05		.54

Less: Dividends and Distributions

Dividends from net investment income	(.05)		(.22)		(.18)		(.16)		(.15)		(.27)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.11)		(.22)		(.18)		(.16)		(.22)		(.28)

Net asset value, end of period	$ 8.46		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Total Return

Total investment return based on net asset value(d)*	(.63)%		2.08%		8.13%		(.91)%		.57%		6.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,893		$56,424		$69,424		$75,138		$83,901		$80,625

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.24	%(f)	1.27%		1.24%		1.23%		1.22%		1.25%

Expenses, before waivers/reimbursements(e)	1.24	%(f)	1.27%		1.24%		1.23%		1.23%		1.25%

Net investment income(b)	.76	%(f)	1.20%		1.59%		1.75%		1.70%		1.66%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33

Income From Investment Operations

Net investment income(a)(b)	.05		.13		.16		.17		.17		.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.07		.52		(.22)		(.10)		.40

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.04)		.20		.68		(.05)		.07		.57

Less: Dividends and Distributions

Dividends from net investment income	(.06)		(.24)		(.20)		(.19)		(.17)		(.30)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.12)		(.24)		(.20)		(.19)		(.24)		(.31)

Net asset value, end of period	$ 8.46		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Total Return

Total investment return based on net asset value(d)*	(.48)%		2.39%		8.46%		(.60)%		.90%		6.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,910		$16,627		$19,576		$16,642		$36,288		$31,361

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.93	%(f)	.96%		.93%		.92%		.89%		.93%

Expenses, before waivers/reimbursements(e)	.93	%(f)	.96%		.93%		.92%		.90%		.93%

Net investment income(b)	1.07	%(f)	1.51%		1.89%		2.09%		2.03%		1.98%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33

Income From Investment Operations

Net investment income(a)(b)	.06		.16		.19		.20		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.07		.52		(.22)		(.09)		.38

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.03)		.23		.71		(.02)		.11		.58

Less: Dividends and Distributions

Dividends from net investment income	(.08)		(.27)		(.23)		(.22)		(.20)		(.32)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.14)		(.27)		(.23)		(.22)		(.27)		(.33)

Net asset value, end of period	$ 8.45		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Total Return

Total investment return based on net asset value(d)*	(.40)%		2.79%		8.87%		(.23)%		1.36%		7.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$881,387		$854,892		$852,566		$773,149		$748,238		$715,514

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.54	%(f)	.58%		.55%		.54%		.56%		.57%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.58%		.56%		.55%		.56%		.58%

Net investment income(b)	1.46	%(f)	1.88%		2.27%		2.46%		2.36%		2.33%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33

Income From Investment Operations

Net investment income(a)(b)	.06		.16		.19		.21		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.08		.53		(.22)		(.09)		.40

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00 (c)

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.02)		.24		.72		(.01)		.11		.60

Less: Dividends and Distributions

Dividends from net investment income	(.08)		(.28)		(.24)		(.23)		(.21)		(.33)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)		(.01)

Total dividends and distributions	(.14)		(.28)		(.24)		(.23)		(.28)		(.34)

Net asset value, end of period	$ 8.46		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Total Return

Total investment return based on net asset value(d)*	(.26)%		2.84%		8.93%		(.18)%		1.29%		7.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$616,006		$579,878		$580,799		$489,921		$350,625		$200,617

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50	%(f)	.53%		.50%		.49%		.51%		.52%

Expenses, before waivers/reimbursements(e)	.50	%(f)	.53%		.50%		.50%		.52%		.53%

Net investment income(b)	1.50	%(f)	1.93%		2.33%		2.54%		2.41%		2.38%

Portfolio turnover rate**	71%		135%		126%		369%		107%		113%

See footnote summary on page 107.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense, if any:

	Six Months Ended March 31, 2021 (unaudited)(f)	Year Ended September 30,
		2020	2019	2018	2017	2016

Class A
Net of waivers/reimbursements	.80%	.80%	.81%	.81%	.82%	.85%
Before waivers/reimbursements	.80%	.80%	.81%	.82%	.83%	.85%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.56%	1.56%	1.57%	1.58%
Before waivers/reimbursements	1.55%	1.55%	1.56%	1.56%	1.57%	1.58%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.56%	.56%	.58%	.58%
Before waivers/reimbursements	.55%	.55%	.56%	.57%	.58%	.58%
Class R
Net of waivers/reimbursements	1.24%	1.27%	1.24%	1.23%	1.22%	1.25%
Before waivers/reimbursements	1.24%	1.27%	1.24%	1.23%	1.23%	1.25%
Class K
Net of waivers/reimbursements	.93%	.96%	.93%	.92%	.89%	.93%
Before waivers/reimbursements	.93%	.96%	.93%	.92%	.90%	.93%
Class I
Net of waivers/reimbursements	.54%	.58%	.55%	.54%	.56%	.57%
Before waivers/reimbursements	.55%	.58%	.56%	.55%	.56%	.58%
Class Z
Net of waivers/reimbursements	.50%	.53%	.50%	.49%	.51%	.52%
Before waivers/reimbursements	.50%	.53%	.50%	.50%	.52%	.53%

(f)	Annualized.

*

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended September 30, 2016 by 0.01%.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan*, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Scott A. DiMaggio(2), Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiMaggio, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*

Mr. Robert M. Keith retired as President, Chief Executive Officer and a Director of the Fund as of March 31, 2021. Mr. Onur Erzan, Senior Vice President and Head of the Global Client Group of the Adviser, has been elected President, Chief Executive Officer and a Director of the Fund, effective April 1, 2021.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Fund, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on November 3-5, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund

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before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were above the last breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

abfunds.com	AB GLOBAL BOND FUND | 115

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

116 | AB GLOBAL BOND FUND	abfunds.com

AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0321

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 27, 2021